                                                                    MAY 1, 2015
METLIFE PERSONAL INCOMEPLUS(R) ANNUITY CONTRACTS ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY
This Prospectus describes group non-qualified and qualified MetLife Personal IncomePlus variable income annuities ("Income Annuities").
--------------------------------------------------------------------------------
Income annuities are purchased to produce income. There is no accumulation of cash value in an income annuity. Although certain purchasers may make withdrawals of all or part of the value of future income payments, this Income Annuity is not designed for those seeking to accumulate cash values for future withdrawal. The investment choices available to allocate Your purchase payment for the Income Annuity are listed in this Prospectus. Your choices may include the Fixed Income Option (not described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding Portfolios of the Metropolitan Series Fund ("Metropolitan Fund"), Portfolios of the Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series(R) ("American Funds(R)"). For convenience, the portfolios and the funds are referred to as "Portfolios" in this Prospectus.

                                    AMERICAN FUNDS(R)
                                    --------------
AMERICAN FUNDS BOND FUND                         AMERICAN FUNDS GROWTH FUND
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION       AMERICAN FUNDS GROWTH-INCOME FUND
 FUND
                                   MET INVESTORS FUND
                                   ------------------
AMERICAN FUNDS(R) BALANCED ALLOCATION PORTFOLIO  METLIFE ASSET ALLOCATION 100 PORTFOLIO
AMERICAN FUNDS(R) GROWTH ALLOCATION PORTFOLIO    MFS(R) RESEARCH INTERNATIONAL PORTFOLIO
AMERICAN FUNDS(R) MODERATE ALLOCATION PORTFOLIO  MORGAN STANLEY MID CAP GROWTH PORTFOLIO
CLARION GLOBAL REAL ESTATE PORTFOLIO             OPPENHEIMER GLOBAL EQUITY PORTFOLIO
CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO          PIMCO INFLATION PROTECTED BOND PORTFOLIO
HARRIS OAKMARK INTERNATIONAL PORTFOLIO           PIMCO TOTAL RETURN PORTFOLIO
INVESCO MID CAP VALUE PORTFOLIO                  SSGA GROWTH AND INCOME ETF PORTFOLIO
INVESCO SMALL CAP GROWTH PORTFOLIO               SSGA GROWTH ETF PORTFOLIO
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO           T. ROWE PRICE MID CAP GROWTH PORTFOLIO
LORD ABBETT BOND DEBENTURE PORTFOLIO             WMC LARGE CAP RESEARCH PORTFOLIO
                                    METROPOLITAN FUND
                                    -----------------
BAILLIE GIFFORD INTERNATIONAL STOCK PORTFOLIO    METLIFE STOCK INDEX PORTFOLIO
BARCLAYS AGGREGATE BOND INDEX PORTFOLIO          MFS(R) TOTAL RETURN PORTFOLIO
BLACKROCK BOND INCOME PORTFOLIO                  MFS(R) VALUE PORTFOLIO
BLACKROCK CAPITAL APPRECIATION PORTFOLIO         MSCI EAFE(R) INDEX PORTFOLIO
BLACKROCK LARGE CAP VALUE PORTFOLIO              NEUBERGER BERMAN GENESIS PORTFOLIO
FRONTIER MID CAP GROWTH PORTFOLIO                RUSSELL 2000(R) INDEX PORTFOLIO
JENNISON GROWTH PORTFOLIO                        T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO
LOOMIS SAYLES SMALL CAP CORE PORTFOLIO           T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO
LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO         WESTERN ASSET MANAGEMENT STRATEGIC BOND
MET/ARTISAN MID CAP VALUE PORTFOLIO              OPPORTUNITIES PORTFOLIO
METLIFE ASSET ALLOCATION 20 PORTFOLIO            WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
METLIFE ASSET ALLOCATION 40 PORTFOLIO            PORTFOLIO
METLIFE ASSET ALLOCATION 60 PORTFOLIO            WMC BALANCED PORTFOLIO
METLIFE ASSET ALLOCATION 80 PORTFOLIO            WMC CORE EQUITY OPPORTUNITIES PORTFOLIO
METLIFE MID CAP STOCK INDEX PORTFOLIO

HOW TO LEARN MORE:
Before investing, read this Prospectus. The Prospectus contains information about the Income Annuities and Metropolitan Life Separate Account E which You should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2015. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 45 of this Prospectus.

To request a free copy of the SAI or to ask questions about the Income Annuity, write or call:
Metropolitan Life Insurance Company
MetLife Life & Income Funding Solutions
P.O. Box 14660
Lexington, KY 40512-4660
Attn: Personal IncomePlus Unit
Toll Free Phone: (866) 438-6477

The Securities and Exchange Commission has a website (http://www.sec.gov) which You may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.






 INCOME ANNUITIES AVAILABLE:
   .  Non-Qualified
   .  Qualified

 A WORD ABOUT INVESTMENT RISK:
 An investment in any of these variable annuities involves investment risk. You could lose money You invest. Money invested is NOT:
   .  a bank deposit or obligation;
   .  federally insured or guaranteed; or
   .  endorsed by any bank or other financial institution.

TABLE OF CONTENTS

       Important Terms You Should Know.............................. 4

       Table of Expenses............................................ 6

       Annuity Unit Values for Each Investment Division............. 10

       MetLife...................................................... 11

       Metropolitan Life Separate Account E......................... 11

       Variable Annuities........................................... 11

       Your Investment Choices...................................... 12

         Certain Payments We Receive with Regard to the Portfolios.. 15

       Income Annuities............................................. 17

         Income Payment Types....................................... 17

         Withdrawal Option.......................................... 18

           Requesting a Withdrawal.................................. 20

         Death Benefit.............................................. 20

         Minimum Purchase Payment................................... 21

         The Value of Your Income Payments.......................... 21

         Reallocation Privilege..................................... 23

             Restrictions on Transfers.............................. 24

         Contract Fee............................................... 26

         Charges.................................................... 27

           Insurance-Related or Separate Account Charge............. 27

           Investment-Related Charge................................ 27

           Withdrawal Processing Fee................................ 27

         Premium and Other Taxes.................................... 27

         Free Look.................................................. 28

       General Information.......................................... 28

         Administration............................................. 28

           Purchase Payments........................................ 28

           Confirming Transactions.................................. 29

           Processing Transactions.................................. 29

             By Telephone........................................... 29

             Telephone and Computer Systems......................... 30

             After Your Death....................................... 30

             Misstatement........................................... 30

             Third Party Requests................................... 30

             Valuation -- Suspension of Payments.................... 30

         Advertising Performance.................................... 31

         Changes to Your Income Annuity............................. 32

         Voting Rights.............................................. 33

         Who Sells the Income Annuities............................. 33

         Financial Statements....................................... 35


         Your Spouse's Rights........................................ 35

         When We Can Cancel Your Income Annuity...................... 35

       Income Taxes.................................................. 36

       Legal Proceedings............................................. 44

       Table of Contents for the Statement of Additional Information. 45

       APPENDIX A -- PREMIUM TAX TABLE............................... 46

       APPENDIX B -- ANNUITY UNIT VALUES TABLE....................... 47

       APPENDIX C -- PORTFOLIO LEGAL AND MARKETING NAMES............. 92

The Income Annuities are not intended to be offered anywhere they may not be lawfully offered and sold. MetLife has not authorized any information or representations about the Income Annuities other than the information in this Prospectus, supplements to the prospectus or any supplemental sales material we authorize.

IMPORTANT TERMS YOU SHOULD KNOW

ANNUITY PURCHASE RATE

The annuity purchase rate is the dollar amount You would need to purchase an Income Annuity paying $1 per payment period. For example, if it would cost $50 to buy an annuity that pays You $1 a month for the rest of Your life, then the annuity purchase rate for that life income annuity is $50. The annuity purchase rate is a component in determining the number of annuity units credited to You with Your purchase payment. (The other component is the amount of the purchase payment.) The annuity purchase rate is based on the annuity income payment type You purchase (which may include a withdrawal option), Your age, sex (where permitted), number of payments remaining and the Assumed Investment Return for variable income payments or an interest rate determined by MetLife for fixed income payments. Each time You request a reallocation between the Fixed Income Option and the investment divisions of the Separate Account or request a withdrawal (if Your Income Annuity has this feature), the annuity purchase rate is reset to reflect any changes in these components. The reset annuity purchase rate represents the Assumed Investment Return or interest rate and Your age, sex (where permitted) and number of payments remaining as if You were purchasing the same annuity contract on the date of the reallocation or withdrawal.

ANNUITY UNIT VALUE

With an Income Annuity, the money paid-in or reallocated into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units as of the close of the Exchange (see definition below) each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ASSUMED INVESTMENT RETURN (AIR)

Under an Income Annuity, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark to which the investment performance of a given investment division is compared in order to determine all subsequent payments to You. You choose the AIR at application. The decision is irrevocable. The AIR may range from 3% to 6%.

CONTRACT

A Contract is the legal agreement between You and MetLife or between MetLife and the employer, plan trustee or other entity, or the certificate issued to You under a group annuity contract. You as the participant or annuitant receive a certificate under the Contract. This document contains relevant provisions of Your Income Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.

EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange".

FREE LOOK

You may cancel your Contract within a certain time period. This is known as a "free look." Not all Contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The "free look" may also vary depending on whether You purchased Your Contract through the mail or Your age. Depending on state law, we may refund all of your purchase payments or the value of Your annuity units as of the date your refund request is received at your MetLife Designated Office in Good Order.

GOOD ORDER

A request or transaction generally is considered in "good order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Divisions affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact us or Your MetLife Designated Office before submitting the form or request.

INVESTMENT DIVISION

Investment divisions are subdivisions of the Separate Account. When You allocate a purchase payment or make reallocations of Your income payment to an investment division, the investment division purchases shares of a Portfolio (with the same name) within the Metropolitan Fund, Met Investors Fund or American Funds(R).

METLIFE

MetLife is Metropolitan Life Insurance Company, which is the company that issues the Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

METLIFE DESIGNATED OFFICE

Your MetLife Designated Office is the MetLife office that will generally handle the administration of Your Income Annuity. Your payment statement and/or check stub will indicate the address of Your MetLife Designated Office. The telephone number to call to initiate a request is 1-866-438-6477.

SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in the Income Annuities.

VARIABLE ANNUITY

An annuity in which income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the investment divisions in a Variable Annuity.

YOU

In this Prospectus, depending on the context, "You" is a natural person and may mean either the purchaser of the Income Annuity or the annuitant for whom money is invested under group arrangements.

   TABLE OF EXPENSES -- METLIFE PERSONAL INCOME PLUS INCOME ANNUITIES

  The following tables describe the expenses You will pay when You buy, hold or withdraw amounts from Your Income Annuity. The first table describes charges You will pay at the time You purchase the Income Annuity, make withdrawals from Your Income Annuity or make reallocations between the investment divisions of Your Income Annuity. The tables do not show premium taxes (ranging from 0.5% to 3.5%, which are applicable only in certain jurisdictions - see "Appendix A") and other taxes which may apply.

--------------------------------------------------------------------------------

      CONTRACT OWNER TRANSACTION EXPENSES
        Sales Load Imposed on Purchase Payments.........None..............
        Withdrawal Processing Fee(1) for each withdrawal $95..............
        Reallocation Fee(2)........................ Charge: None Current..
                              Maximum Charge: $30 Guaranteed..............

  ------------------------------------------------------------------------------
  The second table describes the fees and expenses that You will bear periodically during the time You hold the Income Annuity, but does not include fees and expenses for the Portfolios.

        Separate Account Charge (as a percentage of the value we
        have designated in the investment divisions to generate
        Your income payment)(3)
          General Administrative Expenses Charge...................... 20%
          Mortality and Expense Risk Charge........................... 75%
          Total Separate Account Annual Charge(3).... Maximum Guaranteed
          Charge: .95%...................................................

  ------------------------------------------------------------------------------
  The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that You may bear periodically while You hold Your Contract. Certain Portfolios may impose a redemption fee in the future. All of the Portfolios listed below are Class A except for the American Funds(R) Balanced Allocation, American Funds(R) Growth Allocation, American Funds(R) Moderate Allocation and Loomis Sayles Global Markets, which are Class B Portfolios, and the Portfolios of the American Funds(R), which are Class 2 Portfolios. More details concerning the Metropolitan Fund, the Met Investors Fund and the American Funds(R) fees and expenses are contained in their respective prospectuses. Current prospectuses for the Portfolios can be obtained by calling 1-866-438-6477. Please read the prospectuses carefully before making your allocations to the Investment Divisions.

 Total Annual American Funds(R), Met Investors Fund and        Minimum Maximum
 Metropolitan Fund Operating Expenses as of December 31, 2014  ------- -------
   (expenses that are deducted from Fund assets, including
   management fees, distribution and/or service (12b-1) fees
   and other expenses)........................................  0.27%   1.03%

/1/ Subject to MetLife's underwriting requirements, we may make available a withdrawal option under Your Income Annuity. If the withdrawal option is available under Your Income Annuity, You can choose to add a withdrawal option that permits You to withdraw amounts from Your annuity. This option is described in more detail later in this Prospectus. Choosing this option will typically result in lower income payments than if this feature had not been chosen.

/2/ We reserve the right to limit reallocations as described later in this Prospectus. We reserve the right to impose a reallocation fee. The amount of this fee will be no greater than $30 per reallocation.

/3/ Pursuant to the terms of the Contract, our total Separate Account Charge will not exceed .95% of the value we have designated in the investment divisions to generate Your income payments for the Income Annuities. For purposes of presentation here, we estimated the allocation between general administrative expenses and the mortality and expense risk charge. The rate that applies may be less than the maximum rate, as described in more detail later in this Prospectus. If the Income Annuity is purchased directly from MetLife, the rate that applies also may be less than the maximum rate depending on the level of distribution assistance provided to us by Your employer, association or group. The levels depend on various factors pertaining to the amount of access we are given to potential purchasers. The rate that applies is stated in Your Income Annuity.

    We are waiving 0.08% of the Separate Account Charge for the investment division investing in the WMC Large Cap Research Portfolio (formerly BlackRock Large Cap Core Portfolio). We are waiving an amount equal to the Portfolio expenses that are in excess of 0.62% for the Investment Division investing in the Oppenheimer Global Equity Portfolio of the Met Investors Series Trust.

   TABLE OF EXPENSES (CONTINUED)
  AMERICAN FUNDS(R) -- CLASS 2
                                                                                      ------------------------
  PORTFOLIO FEES AND EXPENSES               DISTRIBUTION          ACQUIRED    TOTAL        FEE      NET TOTAL
  (as a percentage of average                  AND/OR             FUND FEES  ANNUAL   WAIVER AND/OR  ANNUAL
  daily net assets)              MANAGEMENT   SERVICE     OTHER      AND    OPERATING    EXPENSE    OPERATING
  PORTFOLIO                         FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT EXPENSES
---------------------------------------------------------------------------------------------------------------
  American Funds Bond Fund......    0.37%       0.25%      0.02%      --      0.64%         --        0.64%
  American Funds Global Small
   Capitalization Fund..........    0.70%       0.25%      0.04%      --      0.99%         --        0.99%
  American Funds Growth Fund....    0.33%       0.25%      0.02%      --      0.60%         --        0.60%
  American Funds Growth-Income
   Fund.........................    0.27%       0.25%      0.02%      --      0.54%         --        0.54%
                                                                                      ------------------------

  MET INVESTORS FUND
                                                                                      ------------------------
  PORTFOLIO FEES AND EXPENSES               DISTRIBUTION          ACQUIRED    TOTAL        FEE      NET TOTAL
  (as a percentage of average                  AND/OR             FUND FEES  ANNUAL   WAIVER AND/OR  ANNUAL
  daily net assets)              MANAGEMENT   SERVICE     OTHER      AND    OPERATING    EXPENSE    OPERATING
  PORTFOLIO                         FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT EXPENSES
---------------------------------------------------------------------------------------------------------------
  American Funds(R) Balanced
   Allocation Portfolio --
   Class B......................    0.06%       0.25%        --     0.42%     0.73%         --        0.73%
  American Funds(R) Growth
   Allocation Portfolio --
   Class B......................    0.06%       0.25%      0.01%    0.43%     0.75%         --        0.75%
  American Funds(R) Moderate
   Allocation Portfolio --
   Class B......................    0.06%       0.25%      0.01%    0.40%     0.72%         --        0.72%
  Clarion Global Real Estate
   Portfolio -- Class A.........    0.59%         --       0.05%      --      0.64%         --        0.64%
  ClearBridge Aggressive Growth
   Portfolio -- Class A.........    0.55%         --       0.02%      --      0.57%       0.01%       0.56%
  Harris Oakmark International
   Portfolio -- Class A.........    0.77%         --       0.06%      --      0.83%       0.02%       0.81%
  Invesco Mid Cap Value
   Portfolio -- Class A.........    0.64%         --       0.05%    0.04%     0.73%       0.02%       0.71%
  Invesco Small Cap Growth
   Portfolio -- Class A.........    0.84%         --       0.03%      --      0.87%       0.01%       0.86%
  Loomis Sayles Global Markets
   Portfolio -- Class B.........    0.70%       0.25%      0.08%      --      1.03%         --        1.03%
  Lord Abbett Bond Debenture
   Portfolio -- Class A.........    0.51%         --       0.04%      --      0.55%       0.01%       0.54%
  MetLife Asset Allocation 100
   Portfolio -- Class A.........    0.07%         --       0.01%    0.68%     0.76%         --        0.76%
  MFS(R) Research International
   Portfolio -- Class A.........    0.69%         --       0.07%      --      0.76%       0.06%       0.70%
  Morgan Stanley Mid Cap Growth
   Portfolio -- Class A.........    0.64%         --       0.05%      --      0.69%       0.01%       0.68%
  Oppenheimer Global Equity
   Portfolio -- Class A.........    0.66%         --       0.08%      --      0.74%       0.06%       0.68%
  PIMCO Inflation Protected
   Bond Portfolio -- Class A....    0.47%         --       0.09%      --      0.56%       0.01%       0.55%
  PIMCO Total Return Portfolio
   -- Class A...................    0.48%         --       0.03%      --      0.51%       0.04%       0.47%
  SSGA Growth and Income ETF
   Portfolio -- Class A.........    0.30%         --       0.01%    0.22%     0.53%         --        0.53%
  SSGA Growth ETF Portfolio --
   Class A......................    0.31%         --       0.03%    0.24%     0.58%         --        0.58%
  T. Rowe Price Mid Cap Growth
   Portfolio -- Class A.........    0.75%         --       0.03%      --      0.78%         --        0.78%
  WMC Large Cap Research
   Portfolio -- Class A.........    0.57%         --       0.03%      --      0.60%       0.05%       0.55%
                                                                                      ------------------------

  METROPOLITAN FUND -- CLASS A
                                                                                      ------------------------
  PORTFOLIO FEES AND EXPENSES               DISTRIBUTION          ACQUIRED    TOTAL        FEE      NET TOTAL
  (as a percentage of average                  AND/OR             FUND FEES  ANNUAL   WAIVER AND/OR  ANNUAL
  daily net assets)              MANAGEMENT   SERVICE     OTHER      AND    OPERATING    EXPENSE    OPERATING
  PORTFOLIO                         FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT EXPENSES
---------------------------------------------------------------------------------------------------------------
  Baillie Gifford International
   Stock Portfolio..............    0.79%        --        0.08%      --      0.87%       0.12%       0.75%
  Barclays Aggregate Bond Index
   Portfolio....................    0.25%        --        0.03%      --      0.28%       0.00%       0.28%
  BlackRock Bond Income
   Portfolio....................    0.32%        --        0.03%      --      0.35%       0.00%       0.35%
  BlackRock Capital
   Appreciation Portfolio.......    0.69%        --        0.02%      --      0.71%       0.06%       0.65%
  BlackRock Large Cap Value
   Portfolio....................    0.63%        --        0.02%      --      0.65%       0.03%       0.62%
  Frontier Mid Cap Growth
   Portfolio....................    0.71%        --        0.05%      --      0.76%       0.01%       0.75%
  Jennison Growth Portfolio.....    0.59%        --        0.03%      --      0.62%       0.08%       0.54%
  Loomis Sayles Small Cap Core
   Portfolio....................    0.90%        --        0.06%    0.07%     1.03%       0.08%       0.95%
  Loomis Sayles Small Cap
   Growth Portfolio.............    0.90%        --        0.05%      --      0.95%       0.09%       0.86%
  Met/Artisan Mid Cap Value
   Portfolio....................    0.81%        --        0.03%      --      0.84%         --        0.84%
  MetLife Asset Allocation 20
   Portfolio....................    0.09%        --        0.03%    0.52%     0.64%       0.02%       0.62%
  MetLife Asset Allocation 40
   Portfolio....................    0.06%        --          --     0.56%     0.62%         --        0.62%
  MetLife Asset Allocation 60
   Portfolio....................    0.05%        --          --     0.60%     0.65%         --        0.65%
  MetLife Asset Allocation 80
   Portfolio....................    0.05%        --        0.01%    0.65%     0.71%         --        0.71%
  MetLife Mid Cap Stock Index
   Portfolio....................    0.25%        --        0.05%    0.01%     0.31%       0.00%       0.31%
  MetLife Stock Index Portfolio.    0.25%        --        0.02%      --      0.27%       0.01%       0.26%
  MFS(R) Total Return Portfolio.    0.55%        --        0.05%      --      0.60%         --        0.60%
  MFS(R) Value Portfolio........    0.70%        --        0.02%      --      0.72%       0.14%       0.58%
  MSCI EAFE(R) Index Portfolio..    0.30%        --        0.10%    0.01%     0.41%       0.00%       0.41%
  Neuberger Berman Genesis
   Portfolio....................    0.80%        --        0.03%      --      0.83%       0.00%       0.83%
  Russell 2000(R) Index
   Portfolio....................    0.25%        --        0.07%    0.05%     0.37%       0.01%       0.36%
  T. Rowe Price Large Cap
   Growth Portfolio.............    0.60%        --        0.03%      --      0.63%       0.02%       0.61%
  T. Rowe Price Small Cap
   Growth Portfolio.............    0.47%        --        0.04%      --      0.51%         --        0.51%
  Western Asset Management
   Strategic Bond Opportunities
   Portfolio....................    0.59%        --        0.06%      --      0.65%       0.04%       0.61%
  Western Asset Management U.S.
   Government Portfolio.........    0.47%        --        0.02%      --      0.49%       0.01%       0.48%
  WMC Balanced Portfolio........    0.46%        --        0.07%      --      0.53%       0.00%       0.53%
  WMC Core Equity Opportunities
   Portfolio....................    0.70%        --        0.03%      --      0.73%       0.11%       0.62%
                                                                                      ------------------------

  The information shown in the table above was provided by the Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Portfolio's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Portfolio, but that the expenses of the Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Portfolio's board of directors or trustees, are not shown.

  Certain Portfolios that have "Acquired Fund Fees and Expenses" are "fund of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

  EXAMPLES

  The example is intended to help You compare the cost of investing in the Income Annuities with the cost of investing in other variable annuity contracts. These costs include the Contract owner transaction expenses (described in the first table), the Separate Account and other costs You bear while You hold the Income Annuity (described in the second table) and the Portfolios and expenses (described in the third table).

  EXAMPLE
  This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for an Income Annuity for the time periods indicated. Your actual costs may be higher or lower.

  ASSUMPTIONS:
     .  there was no allocation to the Fixed Income Option;
     .  reimbursement and/or waiver of expenses was not in effect;
     . You bear the minimum or maximum fees and expenses of any of the Portfolios;
     .  there is a maximum Separate Account charge of 0.95%;
     .  no withdrawals have been taken;
     . the underlying Portfolio earns a 5% annual return; and . the AIR is 3%.

                                  1     3     5    10
                                 YEAR YEARS YEARS YEARS
                        Maximum. $194 $558  $884  $1,505
                        Minimum. $120 $348  $556  $  972

   ANNUITY UNIT VALUES FOR EACH INVESTMENT DIVISION

See Appendix B.

METLIFE

Metropolitan Life Insurance Company ("MLIC" or the "Company") is a leading provider of insurance, annuities, and employee benefits programs throughout the United States. The Company offers life insurance and annuities to individuals, as well as group insurance and retirement & savings products and services to corporations and other institutions. Metropolitan Life Insurance Company was formed under the laws of New York in 1866. The Company's principal executive office is located at 200 Park Avenue, New York, New York 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading global provider of insurance, annuities, employee benefit and asset management, serving 100 million customers. MetLife, Inc. holds leading market positions in the United States, Japan, Latin America, Asia, Europe and the Middle East.

METROPOLITAN LIFE SEPARATE ACCOUNT E

We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Income Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Income Annuities issued from this Separate Account without regard to our other business.

We are obligated to pay all money we owe under the Income Annuities -- such as the death benefit and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Because of exemptive and exclusionary provisions our general account has not been registered as an investment company under the Investment Company Act of 1940. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments, and are not guaranteed by any other party. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.

The investment manager to certain of the Portfolios offered with the Contracts or with other Variable Annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, the Company has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.

VARIABLE ANNUITIES

Income annuities are usually purchased to produce income in retirement. There is no accumulation of cash value in an income annuity. Instead, You are purchasing a promise to receive periodic payments from the issuing insurance company under the terms of the Contract. Typically, since income payments begin within twelve months, the annuity is known as an "immediate" annuity. The group Income Annuities described in this Prospectus are offered to employers, associations, trusts or other groups for their employees, members or participants.

The Income Annuities are "variable" because the value of Your income payment varies based on the investment performance of the investment divisions You choose. The income payments under Your Income Annuity may go up or down. Since the investment performance is not guaranteed, Your income payment amount is at risk. The degree of risk will depend on the investment divisions You select. The Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.

Income annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of Your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

You make a single purchase payment and select the type of income payment suited to Your needs. Some of the income payment types guarantee an income stream for Your lifetime; others guarantee an income stream for both Your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of Your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments You receive will depend on such things as the income payment type You choose, Your investment choices and the amount of Your purchase payment.

The Prospectus describes the material features of the Income Annuity.

WILL PREPARATION SERVICE AVAILABLE TO CERTAIN PURCHASERS FOR NO ADDITIONAL COST (NO LONGER AVAILABLE)

If approved in Your state and made available by Your employer, You may be able to obtain the Will Preparation Service at no additional cost from Hyatt Legal Plans, Inc. ("Hyatt"), a MetLife affiliate. The Will Preparation Service is available to employees of employers who purchase the group income annuity Contract through a consortium of employers formed to purchase employee benefits. Please check with Your employer to verify if it participates in the consortium.

In order to qualify for the Will Preparation Service at no additional cost
(1) Your employer must have purchased the group income annuity Contract which includes the Will Preparation Service through the Coalition; (2) Your employer must have made available the Will Preparation Service option, and (3) You must purchase the non-qualified Income Annuity. You do not qualify for this service if You purchase the IRA version of the Income Annuity.

The Will Preparation Service consists of preparation of wills and/or codicils or updating of wills for the purchaser of a non-qualified Income Annuity and his/her spouse. Hyatt is responsible for the cost of providing the Will Preparation Service, which may be delivered by a Hyatt participating attorney or an attorney outside of Hyatt's network of attorneys, if certain conditions are met. Reimbursement for legal services outside of the Hyatt network is limited to a set dollar amount. The Will Preparation Service does not include other expenses or costs, such as filing fees. Hyatt is not responsible for the legal work performed by an out of network attorney. The Will Preparation Service is available to domestic partners of the purchasers of the Income Annuity in lieu of a spouse if permitted by the employer. The Will Preparation Service is in effect for one year from the purchase of the Income Annuity and extends to completion of the will preparation or will update opened prior to the close of the one year period. "Opened" means the purchaser or his/her spouse has contacted Hyatt, received authorization from Hyatt and has commenced the Will Preparation Service through a participating or out of network attorney. The Will Preparation Service terminates if the Income Annuity is cancelled or commuted or if all the value within the annuity is withdrawn.

YOUR INVESTMENT CHOICES

The Metropolitan Fund, Met Investors Fund and American Funds(R) and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon Your request. You should read these prospectuses carefully before making purchase payments to the investment divisions. The Class A shares available to the Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on the American Funds(R) Portfolios, which are Class 2, and the Met Investors Fund American Funds(R) Balanced Allocation Portfolio, American Funds(R) Growth Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio and Loomis Sayles Global Markets Portfolio which are Class B.

The investment choices are listed in alphabetical order below (based upon the Portfolios' legal names). (See "Appendix C -- Portfolio Legal and Marketing Names".) The investment divisions generally offer the opportunity for income payments to increase over the long term where our Fixed Income Payment Option will not increase. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The degree of investment risk You assume will depend on the investment divisions You choose. While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. Since Your income payments are subject to the risks associated with investing in stocks and bonds, Your variable income payments based on amounts allocated to the investment divisions may go down as well as up.

Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio's investment strategy, investment advisers and its fees. You may obtain a Portfolio prospectus by calling 1-866-438-6477 or through Your registered representative. We do not guarantee the investment results of the Portfolios.

The current Portfolios are listed below, along with their investment managers and any sub-investment manager.

PORTFOLIO                                        INVESTMENT OBJECTIVE
---------                                        --------------------

                                                                      AMERICAN FUNDS(R)
American Funds Bond Fund                         Seeks as high a level of current income as is consistent
                                                 with the preservation of capital.
American Funds Global Small Capitalization Fund  Seeks long-term growth of capital.
American Funds Growth Fund                       Seeks growth of capital.
American Funds Growth-Income Fund                Seeks long-term growth of capital and income.

                                                                      MET INVESTORS FUND
American Funds(R) Balanced Allocation Portfolio  Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth
                                                 of capital.
American Funds(R) Growth Allocation Portfolio    Seeks growth of capital.
American Funds(R) Moderate Allocation Portfolio  Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.
Clarion Global Real Estate Portfolio             Seeks total return through investment in real estate
                                                 securities, emphasizing both capital appreciation and
                                                 current income.
ClearBridge Aggressive Growth Portfolio          Seeks capital appreciation.
Harris Oakmark International Portfolio           Seeks long-term capital appreciation.
Invesco Mid Cap Value Portfolio                  Seeks high total return by investing in equity securities of mid-sized companies.
Invesco Small Cap Growth Portfolio               Seeks long-term growth of capital.
Loomis Sayles Global Markets Portfolio           Seeks high total investment return through a combination
                                                 of capital appreciation and income.
Lord Abbett Bond Debenture Portfolio             Seeks high current income and the opportunity for capital
                                                 appreciation to produce a high total return.
MetLife Asset Allocation 100 Portfolio           Seeks growth of capital.
MFS(R) Research International Portfolio          Seeks capital appreciation.

Morgan Stanley Mid Cap Growth Portfolio          Seeks capital appreciation.

Oppenheimer Global Equity Portfolio              Seeks capital appreciation.
PIMCO Inflation Protected Bond Portfolio         Seeks maximum real return, consistent with preservation
                                                 of capital and prudent investment management.
PIMCO Total Return Portfolio                     Seeks maximum total return, consistent with the
                                                 preservation of capital and prudent investment
                                                 management.
SSGA Growth and Income ETF Portfolio             Seeks growth of capital and income.
SSGA Growth ETF Portfolio                        Seeks growth of capital.

PORTFOLIO                                        INVESTMENT ADVISER/SUBADVISER
---------                                        -----------------------------


American Funds Bond Fund                         Capital Research and Management Company

American Funds Global Small Capitalization Fund  Capital Research and Management Company
American Funds Growth Fund                       Capital Research and Management Company
American Funds Growth-Income Fund                Capital Research and Management Company


American Funds(R) Balanced Allocation Portfolio  MetLife Advisers, LLC


American Funds(R) Growth Allocation Portfolio    MetLife Advisers, LLC
American Funds(R) Moderate Allocation Portfolio  MetLife Advisers, LLC

Clarion Global Real Estate Portfolio             MetLife Advisers, LLC Subadviser: CBRE Clarion Securities LLC


ClearBridge Aggressive Growth Portfolio          MetLife Advisers, LLC Subadviser: ClearBridge Investments, LLC
Harris Oakmark International Portfolio           MetLife Advisers, LLC Subadviser: Harris Associates L.P.
Invesco Mid Cap Value Portfolio                  MetLife Advisers, LLC Subadviser: Invesco Advisers, Inc.

Invesco Small Cap Growth Portfolio               MetLife Advisers, LLC Subadviser: Invesco Advisers, Inc.
Loomis Sayles Global Markets Portfolio           MetLife Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.

Lord Abbett Bond Debenture Portfolio             MetLife Advisers, LLC Subadviser: Lord, Abbett & Co. LLC

MetLife Asset Allocation 100 Portfolio           MetLife Advisers, LLC
MFS(R) Research International Portfolio          MetLife Advisers, LLC Subadviser: Massachusetts Financial Services
                                                 Company
Morgan Stanley Mid Cap Growth Portfolio          MetLife Advisers, LLC Subadviser: Morgan Stanley Investment
                                                 Management Inc.
Oppenheimer Global Equity Portfolio              MetLife Advisers, LLC Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond Portfolio         MetLife Advisers, LLC Subadviser: Pacific Investment Management
                                                 Company LLC
PIMCO Total Return Portfolio                     MetLife Advisers, LLC Subadviser: Pacific Investment Management
                                                 Company LLC

SSGA Growth and Income ETF Portfolio             MetLife Advisers, LLC Subadviser: SSGA Funds Management, Inc.
SSGA Growth ETF Portfolio                        MetLife Advisers, LLC Subadviser: SSGA Funds Management, Inc.

PORTFOLIO                                              INVESTMENT OBJECTIVE
---------                                              --------------------
T. Rowe Price Mid Cap Growth Portfolio                 Seeks long-term growth of capital.
WMC Large Cap Research Portfolio                       Seeks long-term capital appreciation.


                                                                           METROPOLITAN FUND
Baillie Gifford International Stock Portfolio          Seeks long-term growth of capital.
Barclays Aggregate Bond Index Portfolio                Seeks to track the performance of the Barclays U.S.
                                                       Aggregate Bond Index.
BlackRock Bond Income Portfolio                        Seeks a competitive total return primarily from investing
                                                       in fixed-income securities.
BlackRock Capital Appreciation Portfolio               Seeks long-term growth of capital.
BlackRock Large Cap Value Portfolio                    Seeks long-term growth of capital.
Frontier Mid Cap Growth Portfolio                      Seeks maximum capital appreciation.

Jennison Growth Portfolio                              Seeks long-term growth of capital.
Loomis Sayles Small Cap Core Portfolio                 Seeks long-term capital growth from investments in
                                                       common stocks or other equity securities.
Loomis Sayles Small Cap Growth Portfolio               Seeks long-term capital growth.
Met/Artisan Mid Cap Value Portfolio                    Seeks long-term capital growth.

MetLife Asset Allocation 20 Portfolio                  Seeks a high level of current income, with growth of
                                                       capital as a secondary objective.
MetLife Asset Allocation 40 Portfolio                  Seeks high total return in the form of income and growth
                                                       of capital, with a greater emphasis on income.
MetLife Asset Allocation 60 Portfolio                  Seeks a balance between a high level of current income
                                                       and growth of capital, with a greater emphasis on growth
                                                       of capital.
MetLife Asset Allocation 80 Portfolio                  Seeks growth of capital.
MetLife Mid Cap Stock Index Portfolio                  Seeks to track the performance of the Standard & Poor's
                                                       MidCap 400(R) Composite Stock Price Index.
MetLife Stock Index Portfolio                          Seeks to track the performance of the Standard & Poor's
                                                       500(R) Composite Stock Price Index.
MFS(R) Total Return Portfolio                          Seeks a favorable total return through investment in a
                                                       diversified portfolio.
MFS(R) Value Portfolio                                 Seeks capital appreciation.

MSCI EAFE(R) Index Portfolio                           Seeks to track the performance of the MSCI EAFE(R) Index.

Neuberger Berman Genesis Portfolio                     Seeks high total return, consisting principally of capital appreciation.
Russell 2000(R) Index Portfolio                        Seeks to track the performance of the Russell 2000(R)
                                                       Index.
T. Rowe Price Large Cap Growth Portfolio               Seeks long-term growth of capital.
T. Rowe Price Small Cap Growth Portfolio               Seeks long-term capital growth.
Western Asset Management Strategic Bond Opportunities  Seeks to maximize total return consistent with
 Portfolio                                             preservation of capital.
Western Asset Management U.S. Government Portfolio     Seeks to maximize total return consistent with
                                                       preservation of capital and maintenance of liquidity.
WMC Balanced Portfolio                                 Seeks long-term capital appreciation with some current
                                                       income.
WMC Core Equity Opportunities Portfolio                Seeks to provide a growing stream of income over time
                                                       and, secondarily, long-term capital appreciation and
                                                       current income.

PORTFOLIO                                              INVESTMENT ADVISER/SUBADVISER
---------                                              -----------------------------
T. Rowe Price Mid Cap Growth Portfolio                 MetLife Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
WMC Large Cap Research Portfolio                       MetLife Advisers, LLC Subadviser: Wellington Management
                                                       Company LLP


Baillie Gifford International Stock Portfolio          MetLife Advisers, LLC Subadviser: Baillie Gifford Overseas Limited
Barclays Aggregate Bond Index Portfolio                MetLife Advisers, LLC Subadviser: MetLife Investment
                                                       Management, LLC
BlackRock Bond Income Portfolio                        MetLife Advisers, LLC Subadviser: BlackRock Advisors, LLC

BlackRock Capital Appreciation Portfolio               MetLife Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Large Cap Value Portfolio                    MetLife Advisers, LLC Subadviser: BlackRock Advisors, LLC
Frontier Mid Cap Growth Portfolio                      MetLife Advisers, LLC Subadviser: Frontier Capital Management
                                                       Company, LLC
Jennison Growth Portfolio                              MetLife Advisers, LLC Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core Portfolio                 MetLife Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.

Loomis Sayles Small Cap Growth Portfolio               MetLife Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
Met/Artisan Mid Cap Value Portfolio                    MetLife Advisers, LLC Subadviser: Artisan Partners Limited
                                                       Partnership
MetLife Asset Allocation 20 Portfolio                  MetLife Advisers, LLC

MetLife Asset Allocation 40 Portfolio                  MetLife Advisers, LLC

MetLife Asset Allocation 60 Portfolio                  MetLife Advisers, LLC


MetLife Asset Allocation 80 Portfolio                  MetLife Advisers, LLC
MetLife Mid Cap Stock Index Portfolio                  MetLife Advisers, LLC Subadviser: MetLife Investment
                                                       Management, LLC
MetLife Stock Index Portfolio                          MetLife Advisers, LLC Subadviser: MetLife Investment
                                                       Management, LLC
MFS(R) Total Return Portfolio                          MetLife Advisers, LLC Subadviser: Massachusetts Financial Services
                                                       Company
MFS(R) Value Portfolio                                 MetLife Advisers, LLC Subadviser: Massachusetts Financial Services
                                                       Company
MSCI EAFE(R) Index Portfolio                           MetLife Advisers, LLC Subadviser: MetLife Investment
                                                       Management, LLC
Neuberger Berman Genesis Portfolio                     MetLife Advisers, LLC Subadviser: Neuberger Berman
                                                       Management LLC
Russell 2000(R) Index Portfolio                        MetLife Advisers, LLC Subadviser: MetLife Investment
                                                       Management, LLC
T. Rowe Price Large Cap Growth Portfolio               MetLife Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio               MetLife Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities  MetLife Advisers, LLC Subadviser: Western Asset Management
 Portfolio                                             Company
Western Asset Management U.S. Government Portfolio     MetLife Advisers, LLC Subadviser: Western Asset Management
                                                       Company
WMC Balanced Portfolio                                 MetLife Advisers, LLC Subadviser: Wellington Management
                                                       Company LLP
WMC Core Equity Opportunities Portfolio                MetLife Advisers, LLC Subadviser: Wellington Management
                                                       Company LLP


INVESTMENT CHOICES WHICH ARE FUND OF FUNDS

The following Portfolios available within the Metropolitan Fund and Met Investors Fund, are "fund of funds":

MetLife Asset Allocation 20 Portfolio
MetLife Asset Allocation 40 Portfolio
MetLife Asset Allocation 60 Portfolio

MetLife Asset Allocation 80 Portfolio
MetLife Asset Allocation 100 Portfolio
American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio
SSGA Growth ETF Portfolio
SSGA Growth and Income ETF Portfolio

"Fund of funds" Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSGA Growth ETF Portfolio and the SSGA Growth and Income ETF Portfolio, other exchange-traded funds ("Underlying ETFs"). Therefore, each of these Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Portfolio invests. You may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Portfolios, if such underlying portfolios or Underlying ETFs are available under the Contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the Contract.

Your investment choices may be limited because:

..   Your employer, association or other group contract holder limits the available investment divisions.

..   We have restricted the available investment divisions.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS. The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of the Metropolitan Fund, the Met Investors Fund or the American Funds(R) invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to You under the Income Annuities. You pay no transaction expenses (I.E., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The American Funds(R) Portfolios are made available by the American Funds(R) only through various insurance company annuities and insurance policies.

The Metropolitan Fund, the Met Investors Fund and the American Funds(R) are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the 1940 Act. A "series" fund means that each Portfolio is one of several available through the fund.

The Portfolios of the Metropolitan Fund and Met Investors Fund pay MetLife Advisers, LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the American Funds(R) pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described in the applicable prospectuses and SAIs for the Metropolitan Fund, Met Investors Fund and American Funds(R).

In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The risks of these arrangements are also discussed in each Fund's prospectus.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS

An investment manager (other than our affiliate MetLife Advisers, LLC) or sub-investment manager of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Income Annuity and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment manager (other than our affiliate, MetLife Advisers, LLC) or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

We and/or certain of our affiliated insurance companies have a joint ownership interest in our affiliated investment manager MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the investment manager makes a profit with respect to the advisory fees it receives from the Portfolios. We will benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the adviser. See the "Table of Expenses" for information on the management fees paid by the Portfolios and the SAI for the Portfolios for information on the management fees paid by the investment managers to the sub-investment managers.

Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. The Distribution Plan is described in more detail in the Portfolio's prospectus. (See the "Fee Table" and "Who Sells the Income Annuities.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Portfolio's 12b-1 Plan decrease this Portfolio's investment return.

PORTFOLIO SELECTION. We select the Portfolios offered through this Contract based on a number of criteria, including asset class coverage, the strength of the investment manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment management firm. Another factor we consider during the selection process is whether the Portfolio's investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to Portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of contract value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of contract value to such Portfolios.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.


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INCOME ANNUITIES

Income Annuities provide You with a regular stream of payments for either Your lifetime or a specific period. You may choose the frequency of Your income payments. For example, You may receive Your payments on a monthly, quarterly, semi-annual or annual basis. You have the flexibility to select a stream of income to meet Your needs. Income Annuities can be purchased so that You begin receiving payments immediately. You may defer receiving payments from us for one year after You have purchased an immediate annuity. You bear any investment risk during any deferral period.

We do not guarantee that Your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option. We guarantee the amount of the income payment paid to You from the Fixed Income Option based upon Your current allocation to that option. The amount of the guaranteed payments will not change until You make a reallocation or withdrawal from the Fixed Income Option.

Using proceeds from the following types of arrangements, You may purchase Income Annuities to receive immediate payments:

..   Non-Qualified

..   Qualified

If You have accumulated amounts in any of Your employer's, association's or group's qualified investment vehicles (for example, Traditional IRAs, Keoghs, 401(k)s, 401(a)s, 403(b)s, 457s or SIMPLE IRAs), Your lump sum rollover or transfer from that investment vehicle may be used to purchase an appropriate Income Annuity as long as all applicable Federal income tax requirements are met.

Your qualified retirement plan may also purchase the Income Annuity to facilitate distributions from the plan in the form of annuity pay-outs.

If Your retirement plan has purchased an Income Annuity, Your choice of income payment type may be subject to the terms of the plan. We may rely on Your employer's or plan administrator's statements to us as to the terms of the plan or Your entitlement to any payments. We will not be responsible for interpreting the terms of Your plan. You should review Your plan document to see how You may be affected.

INCOME PAYMENT TYPES

Currently, we provide You with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type for Your Income Annuity at application. The decision is irrevocable.

     There are three people who are involved in payments under Your Income
     Annuity:

..   Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

..   Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.

..   Beneficiary: the person who receives continuing payments or a lump sum if the annuitant dies.

Your income payment amount will depend in large part on the type of income payment You choose. For example, if You select a "Lifetime Income Annuity for Two," Your payments will typically be lower than if You select a "Lifetime Income Annuity." Income payment types that guarantee that payments will be made for a certain number of years regardless of whether the annuitant or joint annuitant is alive (such as Lifetime Income Annuity with a Guaranteed Period and Lifetime Income Annuity for Two with a Guarantee Period, as defined below) result in income payments that are smaller than with income payment types without such a guarantee (such as Lifetime Income Annuity and

Lifetime Income Annuity for Two, as defined below). In addition to the extent the income payment types have a guarantee period, choosing a shorter guarantee period will result in each income payment being larger. Whether You choose a withdrawal option, if permitted under Your Income Annuity, will affect the amount of Your income payments. Typically, income payment types which have a withdrawal option will result in lower income payments than income payment types without this feature. (If You choose the Income Annuity for a Guaranteed Period, You must purchase the withdrawal option.) The terms of Your Contract will determine when Your income payments start and the frequency with which You will receive Your income payments. When You select an income type, it will apply to both fixed income payments and variable income payments.

When deciding how to receive income, consider:

..   The amount of income You need;

..   The amount You expect to receive from other sources;

..   The growth potential of other investments; and

..   How long You would like Your income to last.

We reserve the right to limit or stop issuing any of the income types currently available based upon legal requirements or other consideration. Where required by state law or under a qualified retirement plan, the annuitant's sex will not be taken into account in calculating income payments. Due to underwriting, administrative or Internal Revenue Code considerations, the choice of the percentage reduction and/or the duration of the guarantee period may be limited. We reserve the right to commute or otherwise pay the value of any remaining income payments over a period which would comply with Federal income tax law. The following income payment types are available:

LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made until the end of the guaranteed period. No payments are made once the guarantee period has expired and the annuitant is no longer living.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both annuitants are no longer living.

INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as Your age and life expectancy in determining whether to issue a contract with this income payment type. If the annuitant dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired. If You choose this income payment type, You must purchase the withdrawal option.

WITHDRAWAL OPTION

Subject to MetLife's underwriting requirements, we may make available a withdrawal option under Your Income Annuity. If the withdrawal option is available under Your Income Annuity, You can choose to add this optional

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

withdrawal feature. The decision to add this feature is made at application, is irrevocable and varies by income payment type (described above). The withdrawal option may not be available in all states. Your employer, association or other group contract holder may limit the availability of the withdrawal option.

If You purchase an Income Annuity with this feature, the income payments You receive typically will be lower than income payments that You would have received had You purchased the Income Annuity without this feature. The amount by which Your income payment will be reduced will depend upon Your life expectancy during the permitted withdrawal period (except where an Income Annuity for a Guaranteed Period is purchased), the income type You choose and the amount of the purchase payment.

If You choose the Income Annuity for a Guaranteed Period for Your income type, You must purchase the withdrawal option.

Please also refer to the Tax Section of this Prospectus for a discussion of other possible adverse tax consequences as a result of the exercise of the withdrawal option, including the imposition and retroactive imposition of the 10% penalty tax in addition to ordinary income tax.

Please note that the purchase of the withdrawal option may not be appropriate under certain deferred compensation or severance arrangements of an employer (including eligible Section 457(b) plans of tax-exempt employers). The mere availability of such a benefit may result in the immediate taxation to the employee of the entire benefit. Additionally, the withdrawal feature may not be appropriate under defined benefit plans.

DURING THE FIRST TWO YEARS FOLLOWING PURCHASE

You may withdraw up to an amount equal to the "fair market value" of the income payments under the Income Annuity during the first two years after we issue the Income Annuity. We calculate the "fair market value" as follows:

  . First, we determine what Your revised income payment would be based on the applicable Annuity Unit Value as of the date of the withdrawal;

  . Then we calculate the maximum permissible withdrawal amount by multiplying the revised income payment by an updated annuity purchase rate.

If You withdraw this maximum amount from the Income Annuity during the first two years, there will be no value left in the Income Annuity. Consequently, we will then have no further obligations to You; You will receive no further income payments.

If You withdraw less than the maximum amount permitted, each future income payment will be reduced proportionately by the percentage equal to the ratio of the withdrawal amount to the maximum permissible withdrawal amount.

AFTER THE FIRST TWO YEARS FOLLOWING PURCHASE

You may make withdrawals after the first two years following issue of the Income Annuity with one of the following income types:

  .  Lifetime Income Annuity with a Guarantee Period;

  .  Lifetime Income Annuity for Two with a Guarantee Period; or

  .  Income Annuity for a Guaranteed Period.

When we calculate the "withdrawal value" of the guaranteed payments, we use the "fair market value" calculation previously described except that in the last step the maximum permissible withdrawal calculation uses an updated annuity purchase rate that reflects only the payments in the remaining guarantee period of the Income Annuity.

Each future income payment in the remaining guarantee period after a withdrawal during the guarantee period will be reduced proportionately by the percentage equal to the ratio of the withdrawal amount to the full "withdrawal value" of the payments in the remaining guarantee period at the time of the withdrawal.

You may make an unlimited number of withdrawals during the guarantee period as long as no withdrawal reduces Your revised income payments during the guarantee period to less than 25% of what those payments would have been had no withdrawals been made during this period, except for the Income Annuity for a Guaranteed Period. In that case, You may make an unlimited number of withdrawals and withdraw the full "withdrawal value" of the income payments in the guarantee period. Any income payments payable after the guarantee period will not be reduced by the withdrawals You made.

Consult Your tax adviser prior to purchase of an income annuity providing this withdrawal option in the IRA and other tax qualified markets. It is unclear whether the reduction in remaining payments during the guarantee period only is permitted under the required minimum distribution rules.

REQUESTING A WITHDRAWAL

At Your request, we will provide an estimate for You of the maximum amount available for withdrawal and the amount by which Your income payments would be reduced if a particular withdrawal were taken under the Income Annuity.

You generally may make a withdrawal on any business day that the Exchange is open during the permitted withdrawal period.

Your withdrawal request must be in good order and completed prior to the close of the Exchange on a business day if You want the withdrawal to take place on that day. All other withdrawals will be processed on the next business day. We will take the withdrawal proportionately from each investment division and the Fixed Income Option in which You then had an allocation.

A withdrawal processing fee of $95 will be deducted from each withdrawal. Withdrawals must be at least $1,000. If any withdrawal during the first two years after purchase would decrease total expected annual payments below $1,200, then we will treat this as a request for a full withdrawal of the fair market value and we will make no further payments.

We reserve the right to require receipt of a properly executed spousal consent to the extent applicable and required under the Internal Revenue Code, the Employee Retirement Income Security Act of 1974 or the Retirement Equity Act of 1984 prior to the payment of any withdrawal.

We may withhold payment of withdrawal if any portion of those proceeds would be derived from a Contract owner's check that has not yet cleared (I.E., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

We reserve the right to limit, reduce or eliminate this option in the future where required to comply with Federal tax law to protect You and other Contract holders in the investment divisions from adverse tax consequences.

DEATH BENEFIT

Your Income Annuity provides You with a death benefit in the event of Your death before You start receiving income payments. If You die before income payments begin, the owner or any beneficiaries will receive Your purchase payment reduced for any prior withdrawals (if You have chosen the withdrawal option) in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available.

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



MINIMUM PURCHASE PAYMENT

You must purchase the Income Annuity with one purchase payment of at least $25,000.

ALLOCATION

You decide what portion of Your income payment is allocated to each of the variable investment divisions. If You choose to make an allocation to the income allocation investment divisions with Your purchase payment, 100% of Your allocation to the variable funding choices must be to only one of the income allocation investment divisions. After the purchase payment has been made, You may reallocate from any income allocation investment division to any investment choice or to one or more of the income allocation investment divisions.

THE VALUE OF YOUR INCOME PAYMENTS

INITIAL VARIABLE INCOME PAYMENT

The initial variable income payment is a hypothetical payment which is calculated based on the amount of Your purchase payment and the annuity purchase rate, which reflects the age and sex (where permitted) of the measuring lives and the income payment type selected (including the withdrawal option) and the AIR ("Assumed Investment Return"). This initial variable income payment is used to establish the number of annuity units credited to You. It is not the amount of Your actual first variable income payment unless Your first income payment is due within 10 days after we issue the Income Annuity.

ANNUITY UNITS

Annuity units are credited to You when You make a purchase payment or make a reallocation into an investment division. Before we determine the number of annuity units to credit to You, we reduce a purchase payment (but not a reallocation) by any premium taxes, if applicable. We then compute an initial income payment amount from the net purchase payment (or reallocation) and the current annuity purchase rate. We then divide the initial income payment allocated to an investment division by that investment division's Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. When You reallocate an income payment from an investment division, annuity units supporting that portion of Your income payment in that investment division are liquidated.

EXAMPLE: DETERMINING THE NUMBER OF ANNUITY UNITS

Assume the following:

  . We calculate an initial variable income payment based on the annuity purchase rate (which reflects the AIR, income payment type (including whether the withdrawal option was chosen) and the age and sex (where permitted) of the measuring lives and the amount of the net purchase payment. (For example, if we assume an annuity purchase rate of $100 and the net purchase payment is $100,000, the initial variable income payment is $1,000, $100,000 / $100 = $1,000.)

  . You have chosen to allocate this $1,000 in equal amounts to two investment divisions (i.e., $500 to each); and

  . On the day we receive all documents in good order and issue the Contract, the annuity unit values for investment division A is $10.00 and for investment division B is $12.50.

We credit the Income Annuity with annuity units as follows:

  $500 / $10.00 = 50 ANNUITY UNITS ALLOCATED TO INVESTMENT DIVISION A $500 / $12.50 = 40 ANNUITY UNITS ALLOCATED TO INVESTMENT DIVISION B

Then, to calculate Your variable income payment, we multiply the number of annuity units by the current Annuity Unit Value.

AIR AS A BENCHMARK FOR INCOME PAYMENTS

Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions You select. The AIR is stated in Your Contract and may range from 3% to 6%. The higher Your AIR, the higher Your initial variable income payment will be. Your next variable income payment will increase approximately in proportion to the amount by which the investment experience (for the time period between payments) for the underlying Portfolio minus the insurance-related charge or Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between payments). Likewise, Your next variable income payment will decrease to the approximate extent the investment experience (for the time period between payments) for the underlying Portfolio minus the insurance-related charge or Separate Account charge (the net investment return) is less than the AIR (for the time period between payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if You had elected a higher AIR as changes occur in the investment experience of the investment divisions.

The amount of each variable income payment is determined 10 days prior to Your income payment date. If Your first income payment is scheduled to be paid less than 10 days after Your Contract's issue date, then the amount of Your payment will be determined on Your Contract's issue date.

THE EFFECT OF THE AIR ON SUBSEQUENT VARIABLE INCOME PAYMENTS
(Assumes no reallocation between income payments).

       If the net investment experience:  Your variable income payment
       ---------------------------------  will (relative to the previous income payment):
                                          -------------------------------
         Exceeds the AIR                    Increase
         Equals the AIR                     Stay the same
         Is less than the AIR               Decrease

EXAMPLE OF A 3% AIR

Assume that the initial variable income payment for an investment division is $1,000. Also assume that when we calculate Your next income payment the investment experience for the underlying Portfolio (minus the insurance-related charge) is up 10% (exceeds the AIR). Your variable income payment attributed to that investment division would be $1,067.96. The percentage change between the initial variable income payment and Your next income payment is a 6.8% INCREASE.

However, assume instead that the investment experience for the underlying Portfolio (minus the insurance-related charge) is down 10% (does not exceed the AIR). Your next variable income payment would be $873.79. Note that the percentage change between the initial variable income payment and Your next income payment is a 12.6% DECREASE.

VALUATION

This is how we calculate the Annuity Unit Value for each investment division:

..   First, we determine the investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

..   Next, we subtract the daily equivalent of Your insurance-related charge
    (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;

..   Then, we multiply by an adjustment based on Your AIR for each day since the last Annuity Unit Value was calculated; and

..   Finally, we multiply the previous Annuity Unit Value by this result.

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


EXAMPLE: CALCULATING THE ANNUITY UNIT VALUE

Assume the following:

  .  Yesterday's Annuity Unit Value was $10.20;

  . The number we calculate for today's change in investment experience (which reflects the deduction for the investment-related charge) is 1.02 (up 2%);

  .  The daily equivalent of the Separate Account charge is 0.000025905; and

  .  The daily equivalent of the adjustment for a 3% AIR is 0.99991902.

The new Annuity Unit Value is:
  (1.02 - .000025905) X 0.99991902 X $10.20 = $10.40

However, now assume that today's change in investment experience (which reflects the deduction for the investment-related charge) is .98 (down 2%) instead of 1.02.

The new Annuity Unit Value is:
  (.98 - .000025905) X 0.99991902 X $10.20 = $9.99

REALLOCATION PRIVILEGE

You can reallocate among the investment divisions and the Fixed Income Option.

Currently, there is no charge to make a reallocation. (We reserve the right to impose a reallocation fee in the future. The amount of this fee will be no greater than $30.) Your request for a reallocation tells us to move, in accordance with Your instructions, the underlying portfolio shares or other funds we have designated in the investment divisions to generate Your income payments.

For us to process a reallocation, You must tell us:

  .  The percentage of the income payment to be reallocated;

  . The investment divisions (or Fixed Income Option) from which You want the income payment to be reallocated; and

  . The investment divisions or Fixed Income Option (and the percentages allocated to each) to which You want the income payment to be reallocated.

Reallocations will be made as of the end of a business day, at the close of the Exchange, if received in good order prior to the close of the Exchange on that business day. All other reallocation requests will be processed on the next business day.

When You request a reallocation from an investment division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

  . First, we update the income payment amount to be reallocated from the investment division based upon the applicable Annuity Unit Value at the time of the reallocation;

  . Second, we use the AIR to calculate an updated annuity purchase rate based upon Your age, if applicable, and expected future income payments at the time of the reallocation;

  . Third, we calculate another updated annuity purchase rate using our current single premium fixed income annuity purchase rates on the date of Your reallocation (but not less favorable than the annuity purchase rate guaranteed for Your group);

  . Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

When You request a reallocation from the Fixed Income Option to an investment division, a similar adjustment will be made to Your payment at the time of the reallocation. However, in this case the payment adjustment will be determined by multiplying the income payment amount to be reallocated from the Fixed Income Option by the ratio of the annuity purchase rate determined in the third step above divided by the annuity purchase rate determined in the second step above.

When You request a reallocation from one investment division to another, annuity units in one investment division are liquidated and annuity units in the other investment division are credited to You. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the investment division to which You have reallocated.

Here are examples of the effect of a reallocation on the income payment:

  . Suppose You choose to reallocate 40% of Your income payment supported by investment division A to the Fixed Income Option and the recalculated income payment supported by investment division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, Your fixed income payment from the Fixed Income Option will be increased by $40 X ($125 / $100) or $50, and Your income payment supported by investment division A will be decreased by $40. (The number of annuity units in investment division A will be decreased as well.)

  . Suppose You choose to reallocate 40% of Your $100 fixed payment supported by the Fixed Income Option to a variable income payment supported by investment division A. Assume again that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, Your income payment supported by investment division A will be increased by $40 X ($100 / $125) or $32, and Your fixed income payment supported by the Fixed Income Option will be decreased by $40. (The number of annuity units in investment division A will be increased as well.)

  . Suppose You choose to reallocate 40% of Your income payment supported by investment division A to investment division B and the recalculated income payment supported by investment division A is $100. Then, Your income payment supported by investment division B will be increased by $40 and Your income payment supported by investment division A will be decreased by $40. (Changes will also be made to the number of annuity units in both investment divisions.)

You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations You may make, but never to fewer than one a month. If we do so, we will give You advance written notice. We may limit a beneficiary's ability to make a reallocation.

RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS/REALLOCATIONS. Frequent requests from Contract owners or participants/annuitants to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Frequent transfers/reallocations involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Contract owners and other persons who may have an interest in the Contracts (E.G., participants/annuitants).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios (I.E., American Funds Global Small Capitalization, Baillie Gifford International Stock, Clarion Global Real Estate, Harris Oakmark International,

Invesco Small Cap Growth, Loomis Sayles Global Markets, Loomis Sayles Small Cap Core, Loomis Sayles Small Cap Growth, Lord Abbett Bond Debenture, MFS(R) Research International, MSCI EAFE(R) Index, Neuberger Berman Genesis, Oppenheimer Global Equity, Russell 2000(R) Index, T. Rowe Price Small Cap Growth and Western Asset Management Strategic Bond Opportunities -- the "Monitored Portfolios") and we monitor transfer/reallocation activity in those Monitored Portfolios. In addition, as described below, we intend to treat all American Funds Insurance Series(R) Portfolios ("American Funds(R) Portfolios") as Monitored Portfolios. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12 month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current account balance; and (3) two or more "round-trips" involving any Monitored Portfolios in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.

WE DO NOT BELIEVE THAT OTHER PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER/REALLOCATION ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their portfolios available in our products, American Funds(R) requires us to treat all American Funds(R) Portfolios as Monitored Portfolios under our current frequent transfer/reallocation policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds(R) Portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds(R) Portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction during which period we will require all transfer reallocation/requests to or from an American Funds(R) Portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds(R) Portfolios also will be subject to our current frequent transfer/reallocation policies, procedures and restrictions (described below), and transfer/reallocation restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/reallocation limits, we require future transfer/reallocation requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction.

The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract owners or participants/annuitants to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect Contract owners or participants/annuitants and other persons with interests in the Contracts. We do not accommodate frequent transfers/reallocations in any Portfolio and there are no arrangements in place to permit any Contract owner or participant/annuitant to engage in frequent transfers/reallocation; we apply our policies and procedures without exception, waiver, or special arrangement.

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The Portfolios may have adopted their own policies and procedures with respect to frequent transfers/reallocation in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfers/reallocation policies and procedures of the Portfolios, we have entered into a written agreement as required by SEC regulation with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific Contract owners who violate the frequent transfer/reallocation policies established by the Portfolio.

In addition, Contract owners or participants/annuitants and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfers/reallocation policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios, (and thus Contract owners or participants/annuitants) will not be harmed by transfer/reallocation activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more allocation/transfer requests from Contract owners engaged in frequent trading activity, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers/reallocations (even if an entire omnibus order is rejected due to the frequent transfers/reallocations of a single Contract owner or participant/ annuitant). You should read the Portfolio prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS/REALLOCATIONS. Large transfers/reallocations may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Portfolios except where the portfolio manager of a particular underlying Portfolio has brought large transfer/reallocation activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

CONTRACT FEE

There is no Contract fee.

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CHARGES

There are two types of charges You pay if You allocate any of Your income payment to the investment divisions:

..   Insurance-related charge (or Separate Account charge); and

..   Investment-related charge.

We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. We can profit from certain Contract charges.

The Separate Account charge You pay will not reduce the number of annuity units credited to You. Instead, we deduct the charges as part of the calculation of the Annuity Unit Value.

INSURANCE-RELATED OR SEPARATE ACCOUNT CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 0.95% annually of the average value of the amounts in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that You may live longer than we estimated. Then, we could be obligated to pay You more in payments than we anticipated.

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).

This charge also pays us for distribution costs to both our licensed sales persons and other broker-dealers. The charge that applies may be less than the maximum charge depending on the service level or other category that applies to Your employer, association or group. The categories depend on various factors pertaining to the level of administrative or service activity we provide.

The charge that applies also may be less than the maximum charge depending on the level of distribution assistance provided to us by Your employer, association or group. The levels depend on various factors pertaining to the amount of access we are given to potential purchasers.

The charge that applies is stated in Your Income Annuity.

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of shares available to the Income Annuities (Class 2 and Class B) have 12b-1 Plan fees, which pay for distribution expenses. The percentage You pay for the investment-related charge depends on the investment divisions You select. Investment-related changes for each investment division for the previous year are listed in the Table of Expenses.

WITHDRAWAL PROCESSING FEE

A withdrawal processing fee of $95 will be deducted from each withdrawal. The withdrawal processing fee pays us for our administrative costs relating to the withdrawal, such as financial, actuarial and accounting costs.

PREMIUM AND OTHER TAXES

Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when You make the purchase payment.

Premium taxes, if applicable, depend on the Income Annuity You purchased and Your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.

                                                                             27

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We also reserve the right to deduct from purchase payments, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.

FREE LOOK

You may cancel Your Income Annuity within a certain time period. This is known as a "free look." Not all Contracts issued are subject to free look provisions under state law. We must receive Your request to cancel in writing by the appropriate day in Your state, which varies from state to state. The "free look" may also vary depending on whether You purchased Your Income Annuity through the mail or Your age. Depending on state law, we may refund all of Your purchase payment or the value of Your annuity units as of the date Your refund request is received at Your MetLife Designated Office in good order.

If You do not cancel Your Income Annuity during the "free look" period, Your decision to purchase the Income Annuity is irrevocable.

GENERAL INFORMATION

ADMINISTRATION

All transactions will be processed in the manner described below.

PURCHASE PAYMENTS

Send Your purchase payment, by check, cashier's check or certified check, made payable to "MetLife," by regular mail to Wells Fargo Bank, MetLife Personal IncomePlus, P.O. Box 7700, Philadelphia, PA 19101-7700 or by overnight mail to Wells Fargo Bank, MetLife Lockbox 7700, 101 N. Independence Mall E, Philadelphia, PA 19106-2112. (We reserve the right to receive purchase payments by other means acceptable to us that are in Goal Order.) We do not accept cash, money orders or traveler's checks. We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. We will provide You with all necessary forms. We must have all documents in good order to credit Your initial purchase payment. If You send Your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to You, or there may be delay in applying the purchase payment or transaction to Your Contract.

A purchase payment is effective and valued as of the close of the Exchange, on the day we receive it in good order at Your MetLife Designated Office, except when it is received:

..   On a day when the Annuity Unit Value is not calculated, or

..   After the close of the Exchange.

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


In those cases, the purchase payment will be effective the next day the Annuity
  Unit Value is calculated.

We reserve the right to credit Your purchase payment to You within two days after its receipt at Your MetLife Designated Office. However, if You fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify You and give You the reasons for the delay. At that time, You will be asked whether You agree to let us keep Your money until the problem is resolved. If You do not agree or we cannot reach You by the fifth business day, Your money will be returned.

Under certain group Income Annuities, Your employer, or the group in which You are a participant or member must identify You on their reports to us and tell us how Your money should be allocated among the investment divisions and the Fixed Income Option.

CONFIRMING TRANSACTIONS

You will receive a statement confirming that a transaction was recently completed. You may elect to have Your income payments sent to Your residence or have us deposit payments directly into Your bank account. Periodically, You may receive additional information from us about the Income Annuity. Unless You inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS

We permit You to request transactions by mail and telephone. We may suspend or eliminate telephone privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.

If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's account and, consequently, refuse to implement any requests for transfers/reallocations, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

BY TELEPHONE

You may obtain information and initiate transactions through our toll-free number, 866-438-6477. Our customer service consultants are available by telephone between 8 a.m. and 6 p.m. Eastern Time each business day.

Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if You want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our MetLife Designated Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

Response times for the telephone may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

..   any inaccuracy, error, or delay in or omission of any information You transmit or deliver to us; or

..   any loss or damage You may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

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TELEPHONE AND COMPUTER SYSTEMS

Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our MetLife Designated Office.

AFTER YOUR DEATH

If we receive notification of Your death before a requested transaction is completed, we will cancel the request. For Income Annuity reallocations, we will cancel the request and continue making payments to Your beneficiary if Your Income Annuity so provides. Or, depending on Your Income Annuity's provisions, we may continue making payments to a joint annuitant.

ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws that generally declare annuity contracts to be abandoned if annuity payments are unclaimed after a period of two or three years from the date the payment is due and payable, or if death benefits are unclaimed after a period of inactivity of three to five years from the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary dose not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name of this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update your beneficiary designations, including addresses, if and as they change. It is also important to keep Your own address current on our records. Please call 1-866-438-6477 to make such changes.

MISSTATEMENT

We may require proof of age of the owner, beneficiary or annuitant before making any payments under the Income Annuity that are measured by the owner's, beneficiary's or annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.

Once income payments have begun, any underpayments will be made up in one sum with the next income payment or in a manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states, we are required to pay interest on any under payments.

THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from You. We reserve the right not to accept or to process transactions requested on Your behalf by third parties. This includes processing transactions by an agent You designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of reallocations for a number of other Contract owners, and who simultaneously makes the same request or series of requests on behalf of other Contract owners.

VALUATION -- SUSPENSION OF PAYMENTS

We separately determine the Annuity Unit Value for each investment division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give You 30 days notice.

When You request a transaction, we will process the transaction on the basis of the Annuity Unit Value next determined after receipt of the request. Subject to our procedure, we will make withdrawals and reallocations at a later date, if You request.

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


We reserve the right to suspend or postpone payment for a withdrawal, income payment or reallocation when:

  . rules of the Securities and Exchange Commission so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

  . during any other period when the Securities and Exchange Commission by order so permits.

CYBERSECURITY RISKS

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing your requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as you and your Contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of your confidential information or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

ADVERTISING PERFORMANCE

We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including Your quarterly statements, the Internet, annual reports and semiannual reports. All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.

We may state performance in terms of "yield," "change in Annuity Unit Value," "average annual total return," or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an annuity unit for a certain period. These numbers may also be annualized. Change in Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges.

AVERAGE ANNUAL TOTAL RETURN (also known as annualized change in annuity value) calculations ("Standard Performance") reflect all Separate Account charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Income Annuity. These presentations reflect a 3% benchmark AIR. These figures also assume a steady annual rate of return.

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For purposes of presentation (of Non-Standard Performance), we may assume that the Income Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Income Annuities. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds(R) Portfolios since the Portfolio inception date. We use the actual annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Income Annuity had been introduced as of the Portfolio inception date.

We may also present average annual total return calculations which reflect all Separate Account charges since the Portfolio inception date. We use the actual annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Income Annuities had been introduced as of the Portfolio inception date.

We may state performance for the investment divisions of the Income Annuity which reflect deduction of the insurance-related charge and investment-related charge, if accompanied by the annualized change in annuity unit value.

Past performance is no guarantee of future results.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the historical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (E.G., male, age 65). These presentations reflect the deduction of the maximum insurance-related charge and investment-related charge. If the presentation is for an individual, we may also provide a presentation that reflects the applicable (rather than the maximum) insurance-related charge, as well as the Annuity Unit Values and the investment-related charge.

We may assume that the Income Annuity was in existence prior to its inception date. When we do so, we calculate performance based on the historical performance of the underlying Portfolio for the period before the inception date of the Income Annuity and historical Annuity Unit Values.

We may also demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, hypothetical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (E.G., male, age 65). These presentations reflect the deduction of the maximum insurance-related charge and the average of investment-related charges for all Portfolios to depict investment-related charges. If the presentation is for an individual, we may also provide a presentation that reflects the applicable (rather than the maximum) insurance-related charge, as well as the Annuity Unit Values and the investment-related charge.

An illustration should not be relied upon as a guarantee of future results.

Performance figures will vary among the Income Annuities as a result of different Separate Account charges and AIRs.

CHANGES TO YOUR INCOME ANNUITY

We have the right to make certain changes to Your Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get Your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

..   To operate the Separate Account in any form permitted by law.

..   To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws, including limiting the number, frequency or types of reallocations permitted).

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


..   To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

..   To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, Met Investors Fund or the shares of another investment company or any other investment permitted by law.

..   To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available portfolio in connection with the Income Annuities.

..   To make any necessary technical changes in the Income Annuities in order to conform with any of the above- described actions.

If any changes result in a material change in the underlying investments of an investment division in which You have a balance or an allocation, we will notify You of the change. You may then make a new choice of investment divisions. For Income Annuities where required by law, we will ask Your approval before making any technical changes. We will notify you of any changes to the Separate Account.

VOTING RIGHTS

Based on our current view of applicable law, You have voting interests under Your Income Annuity concerning Metropolitan Fund, Met Investors Fund and American Funds(R) proposals that are subject to a shareholder vote. Therefore, You are entitled to give us instructions for the number of shares which are deemed attributable to Your Income Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You will be entitled to give instructions regarding the votes attributable to Your Income Annuity in Your sole discretion.

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive Your voting instructions, we will vote Your interest in the same proportion as represented by the votes we receive from other investors. The effect of this proportional voting is that a small number of Contract owners or annuitants may control the outcome of a vote. Shares of the Metropolitan Fund, Met Investors Fund or American Funds(R) that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

..   The shares for which voting instructions are received, and

..   The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE INCOME ANNUITIES

MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the securities offered through this Prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other Variable Annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Income Annuity (e.g., commissions payable to the retail broker-dealers who sell the Income Annuities, including our affiliated broker-dealers.) MLIDC does not retain any fees under the Income Annuities.

MLIDC's principal executive offices are located at 1095 Avenue of the Americas, New York, New York 10036. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

The Income Annuities are sold through MetLife licensed sales representatives who are associated with our affiliated broker-dealer MetLife Securities, Inc. ("MSI"), which is paid compensation for the promotion and sale of the Income Annuities. MSI is registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and also a member of FINRA. The Income Annuities may also be sold through other registered broker-dealers. The Income Annuities may also be sold through the mail, the Internet or by telephone.

There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the charges and deductions under the Income Annuities. The Commissions we pay range from 0% to 6% of purchase payments. Our sales representatives must meet a minimum level of sales production in order to maintain their agent status with us. Sales representatives can meet the minimum level of sales production through sales of proprietary and/or non-proprietary products. (Proprietary products are those issued by us or our affiliates.) However, sales representatives can meet a lower alternative minimum level of sales production if the sales representative focuses on sales of proprietary products. Therefore, a sales representative may have an incentive to favor the sale of proprietary products. Moreover, because the managers who supervise the representatives receive a higher level of compensation based on sales of proprietary products, these sales managers have an incentive to promote the sale of proprietary products.

A sales representative is entitled to part or all of the gross dealer concession. The percentage to which the representative is entitled is determined by a sliding-scale formula that takes into account the total amount of proprietary and non-proprietary products sold and serviced by the representative.

Our sales representatives and their managers may be eligible for additional cash compensation, such as bonuses and expense allowances (that may be tied to sales of specific products), equity awards (such as stock options), training allowances, supplemental compensation, product level add-ons controlled at the local and company levels, financing arrangements, special loan repayment options, marketing support, medical and other insurance benefits, and retirement benefits and other benefits. Since some of this additional compensation, in particular, life insurance, disability and retirement benefits is based primarily on the amount of proprietary products sold, our sales representatives and their managers have an incentive to favor the sale of proprietary products. Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises. The business unit responsible for the operation of our distribution system is also eligible to receive an amount of compensation.

Our sales representatives and their managers may be eligible for non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional services and other support services.

MLIDC also pays compensation for the sale of the Income Annuities by unaffiliated broker-dealers. The compensation paid to unaffiliated broker-dealers for sales of the Income Annuities is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that is paid with respect to sales made through MetLife representatives. (The total compensation includes payments that we make to our business unit that is responsible for the operation of the distribution systems through which the Income Annuities are sold.) Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Income Annuities. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to

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its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of these selling firms may also receive non-cash compensation pursuant to their firm's guidelines, directly from us or the distributor. We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or sales representatives of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates. Ask your sales representative further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.

ADDITIONAL COMPENSATION PAID TO SELLING FIRMS AND OTHER INTERMEDIARIES

MetLife enters into arrangements with a variety of agents, brokers, consultants, third party administrators, general agents, associations, and other parties that may participate in the sale of MetLife products (each an "Intermediary"). If You purchase a MetLife product through an Intermediary, MetLife may pay the Intermediary base commission and other forms of compensation for the sale, renewal and/or administration of MetLife products, or remit compensation to the Intermediary on Your behalf. Compensation may include payments, commissions, fees, awards, overrides, bonuses, supplemental compensation, loans, gifts, prizes, stock options or any other form of valuable consideration. Additionally, MetLife may have a variety of other relationships with Your Intermediary or its affiliates that involve the payment of compensation and benefits that may or may not be related to Your relationship with MetLife (e.g., consulting or reinsurance arrangements). Questions regarding Intermediary compensation can be directed to ask4met@metlife.com, or if You would like to speak to someone about Intermediary compensation, please call (800) ASK 4MET. The prospect of receiving, or the receipt of, additional compensation as described above may provide Intermediaries with an incentive to favor sales of MetLife products.

FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account have been included in the SAI.
YOUR SPOUSE'S RIGHTS

If You received Your Contract through a qualified retirement plan and Your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under Your Income Annuity may be subject to Your spouse's rights.

If Your benefit is worth $5,000 or less, Your plan may provide for distribution of Your entire interest in a lump sum without Your spouse's consent.

For details or advice on how the law applies to Your circumstances, consult Your tax adviser or attorney.

Any reference to "spouse" includes those persons who are married under state laws regardless of sex.

WHEN WE CAN CANCEL YOUR INCOME ANNUITY

We may not cancel Your Income Annuity, except as described in the Withdrawal Option section of this Prospectus.

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INCOME TAXES

INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transactions under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 ("ERISA").

We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.

NON-QUALIFIED ANNUITY CONTRACTS

A "non-qualified" annuity Contract discussed here assumes the Contract is an annuity Contract for Federal income tax purposes, but the Contract is not held in a tax qualified "plan" defined by the Code. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "qualified" contracts.

INVESTOR CONTROL

In certain circumstances, owners of Variable Annuity non-qualified contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of Portfolios available and the flexibility of the Contract owner to allocate purchase payments and transfer amounts among the Portfolios have not been addressed in public rulings. While we believe that the Contract does not give the Contract owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract owner from being treated as the owner of the Separate Account assets supporting the Contract.

SURRENDERS OR WITHDRAWALS -- EARLY DISTRIBUTION

If You take a withdrawal from your Contract, or surrender your Contract prior to the date You commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount You receive will be treated first as coming from earnings (and thus subject to income tax) and then from your purchase payments (which are not subject to income tax). If the accumulated value is less than your purchase payments upon surrender of your Contract, You might be able to claim the loss on your Federal income taxes as a miscellaneous itemized deduction.

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


The portion of any withdrawal or distribution from an annuity Contract that is subject to income tax will also be subject to a 10% Federal income tax penalty for "early" distribution if such withdrawal or distribution is taken prior to You reaching age 59 1/2, unless the distribution was made:

  (a) on account of your death or disability,

  (b) as part of a series of substantially equal periodic payments payable for your life or joint lives of You and your designated beneficiary, or

  (c) under certain immediate income annuities providing for substantially equal payments made at least annually.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Contract.

If your Contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax purchase payment.

For non-qualified Contracts, amounts received under the exercise of a partial withdrawal may be fully includable in taxable income. The entire amount of the withdrawal could be treated as taxable income. Exercise of either withdrawal feature may adversely impact the amount of subsequent payments which can be treated as a nontaxable return of investment.

TREATMENT OF SEPARATE ACCOUNT CHARGES

It is possible that at some future date the Internal Revenue Service ("IRS") may consider that Contract charges attributable to certain guaranteed death benefits are to be treated as distributions from the Contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the Contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% Federal income tax penalty as an early distribution, as described above.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner (under the rules for withdrawals or income payments, whichever is applicable).

After your death, any death benefit determined under the Contract must be distributed according to certain rules. The method of distribution that is required depends on whether You die before or after the Annuity Starting Date. If You die on or after the Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If You die before the Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death). Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the owner. For Contracts owned by a non-natural person, the required distribution rules apply upon the death of the annuitant. If there is more than one annuitant of a Contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-annuitant.

                                                                             37

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TAXATION OF PAYMENTS IN ANNUITY FORM

When payments are received from the Contract in the form of an annuity, normally the annuity payments are taxable as ordinary income to the extent that payments exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio of a Contract is determined at the time the Contract's accumulated value is converted to an annuity form of distribution. Generally, the applicable exclusion ratio is your investment in the Contract divided by the total payments You are expected to receive based on IRS rules which consider such factors, such as the form of annuity and mortality. The excludable portion of each annuity payment is the return of investment in the Contract and it is excludable from your taxable income until your investment in the Contract is fully recovered. We will make this calculation for You. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified Contract is an amount greater -- or less -- than the taxable amount determined by us and reported by us to You and the IRS.

Once You have recovered the investment in the Contract, further annuity payments are fully taxable. If You die before your investment in the Contract is fully recovered, the balance may be deducted on your last tax return, or if annuity payments continue after your death, the balance may be deducted by your beneficiary.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date. Once annuity payments have commenced, You may not be able to make transfer withdrawals to another non-qualified annuity contract or a long-term care contract in a tax-free exchange.

If You receive payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Contract.


3.8% TAX ON NET INVESTMENT INCOME

Federal tax law imposes a 3.8% Medicare tax on the lesser of:

  (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or

  (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b), but such income will increase modified adjusted gross income in Item 2 above.

You should consult your tax adviser regarding the applicability of this tax to income under your annuity Contract.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S.

Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.

The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is

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subject to U.S. income tax and the IRS issued guidance in 2004 which indicated
that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if You are a resident of Puerto Rico.

QUALIFIED ANNUITY CONTRACTS

INTRODUCTION

The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.

We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.

All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.

PURCHASE PAYMENT

The Contract will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years.

For income annuities established as "pay-outs" of SIMPLE IRAs, the Contract will only accept a single purchase payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.

TAXATION OF ANNUITY DISTRIBUTIONS

If contributions are made on a "before tax" basis, You generally pay income taxes on the full amount of money You withdraw as well as income earned under the Contract. Withdrawals attributable to any after-tax contributions are your basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings). Under current Federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

If You meet certain requirements, your Roth earnings are free from Federal income taxes.

With respect to distributions from IRAs, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise. The amount we withhold is determined by the Code.

WITHDRAWALS PRIOR TO AGE 59 1/2

A taxable withdrawal or distribution from a qualified plan which is subject to income tax may also be subject to a 10% Federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan Contracts if the distribution occurs within the first 2 years of your participation in the plan.

These exceptions include distributions made:

  (a) on account of your death or disability, or

  (b) as part of a series of substantially equal periodic payments payable for your life or joint lives of You and your designated beneficiary and You are separated from employment.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Contract.

In addition, a withdrawal or distribution from a qualified annuity Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if:
(1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order ("QDRO");
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).

The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan Contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.

In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.

COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES

Please be advised that the tax consequences resulting from the election of an income payment type containing a commutation feature are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:

  . The imposition of a 10% Federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% Federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.

  . The retroactive imposition of the 10% Federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.

  . The possibility that the exercise of the commutation feature could adversely affect the amount excluded from Federal income tax under any income payments made after such commutation.

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



A payee should consult with his or her own tax adviser prior to electing to annuitize the Contract and prior to exercising any commutation feature under an income payment type.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).

Distributions required from a qualified annuity Contract following your death depend on whether You die before You had converted your Contract to an annuity form and started taking annuity payments (your Annuity Starting Date). If You die on or after your Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If You die before your Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death). Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.

Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the owner. If your spouse is your beneficiary, and your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2.

If your spouse is your beneficiary, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the, receiving plan. Alternatively, if your spouse is your sole beneficiary, he or she may elect to rollover the death proceeds into his or her own IRA.

If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.

Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the owner may have rights in the Contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.

REQUIRED MINIMUM DISTRIBUTIONS

Generally, You must begin receiving retirement plan withdrawals by April 1 following the latter of:

  (a) the calendar year in which You reach age 70 1/2, or

  (b) the calendar year You retire, provided You do not own more than 5% of your employer.

For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1 of the year after You reach age 70 1/2 even if You have not retired.

A tax penalty of 50% applies to the amount by which the required minimum distribution exceeds the actual distribution.

You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of the your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.

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Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Portfolios but also with respect to actuarial gains.

The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.

If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.

Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a beneficiary after your death under other IRAs do apply to Roth IRAs.

ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)

WITHDRAWALS

If You are under age 59 1/2, You generally cannot withdraw money from your TSA Contract unless the withdrawal:

  (a) Related to purchase payments made prior to 1989 and pre-1989 earnings on those purchase payments;

  (b) Is exchanged to another permissible investment under your 403(b) plan;

  (c) Relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

  (d) Occurs after You die, leave your job or become disabled (as defined by the Code);

  (e) Is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

  (f) Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

  (g) Relates to rollover or after-tax contributions; or

  (h) Is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.

ADDITIONAL INFORMATION REGARDING IRAS

WITHDRAWALS

If and to the extent that Traditional IRA purchase payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based upon the ratio of all non-deductible purchase payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless You elect otherwise. The amount we withhold is determined by the Code.

Generally, withdrawal of earnings from Roth IRAs are free from Federal income tax if (1) they are made at least five taxable years after your first purchase payment to a Roth IRA; and (2) they are made on or after the date You reach age 591/2 and upon your death, disability or qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless You elect otherwise. The amount will be determined by the Code.

DISTINCTION FOR PUERTO RICO CODE

DISTRIBUTIONS

Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:

  (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and

  (2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.

If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA
Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.

Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse", spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction, like Puerto Rico, that does not recognize same-sex marriage.

LEGAL PROCEEDINGS

In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and Federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to act as principal underwriter or to meet its obligations under the Contracts.

TABLE OF CONTENTS FOR THE STATEMENT OF
ADDITIONAL INFORMATION


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRINCIPAL UNDERWRITER

CUSTODIAN

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

EXPERIENCE FACTOR

VARIABLE INCOME PAYMENTS

  Assumed Income Return

  Amount of Income Payments

  Annuity Unit Value

CALCULATING THE ANNUITY UNIT VALUE

  Determining the Variable Income Payment

ADVERTISEMENT OF THE SEPARATE ACCOUNT

VOTING RIGHTS

  Disregarding Voting Instructions

TAXES

  Non-Qualified Annuity Contracts Diversification

  Changes to Tax Rules and Interpretations

  ERISA

  Federal Estate Taxes

  Generation-Skipping Transfer Tax

  Annuity Purchase Payments by Nonresident Aliens and Foreign Corporations

WITHDRAWALS

ANNUITY UNIT VALUES

FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT

FINANCIAL STATEMENTS OF METLIFE

APPENDIX A

PREMIUM TAX TABLE

If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Income Annuity.

                 Qualified Non-Qualified
                  Income      Income
                 Annuities   Annuities
                 --------- -------------

California(1)...    0.5%       2.35%

Florida(2)......    1.0%        1.0%

Maine(3)........   0.00%        2.0%

Nevada(4).......   0.00%        3.5%

Puerto Rico(5)..    1.0%        1.0%

South Dakota(6).   0.00%       1.25%

West Virginia...    1.0%        1.0%

Wyoming(4)......   0.00%        1.0%

-----------

/1./CALIFORNIA APPLIES THE QUALIFIED TAX RATE TO PLANS THAT QUALIFY UNDER THE
   FOLLOWING CODE SECTIONS: 401(A), 403(B), 404, 408(B) AND 501(A).

/2./ANNUITY PREMIUMS ARE EXEMPT FROM TAXATION PROVIDED THE TAX SAVINGS ARE
    PASSED BACK TO THE CONTRACT HOLDERS. OTHERWISE, THEY ARE TAXABLE AT 1%.

/3./MAINE APPLIES THE QUALIFIED TAX RATE TO PLANS THAT QUALIFY UNDER THE
    FOLLOWING CODE SECTIONS: 401, 403, 403(B), 404, 408, 457 AND 501.

/4./NEVADA AND WYOMING APPLY THE QUALIFIED TAX RATE TO PLANS THAT QUALIFY UNDER
    THE FOLLOWING CODE SECTIONS: 401, 403, 404, 408, 457 AND 501.

/5./WE WILL NOT DEDUCT PREMIUM TAXES PAID BY US TO PUERTO RICO FROM PURCHASE
    PAYMENTS, ACCOUNT BALANCES, WITHDRAWALS, DEATH BENEFITS OR INCOME PAYMENTS.

/6./SPECIAL RATE APPLIES FOR LARGE CASE ANNUITY POLICIES. RATE IS 8/100 OF 1%
    FOR THAT PORTION OF THE ANNUITY CONSIDERATIONS RECEIVED ON A CONTRACT EXCEEDING $500,000 ANNUALLY. SPECIAL RATE ON LARGE CASE POLICIES IS NOT SUBJECT TO RETALIATION. SOUTH DAKOTA APPLIES THE QUALIFIED TAX RATE TO PLANS THAT QUALIFY UNDER THE FOLLOWING CODE SECTIONS: 401, 403(B), 404, 408, 457, AND 501(A).

 APPENDIX B: ANNUITY UNIT VALUES FOR EACH INVESTMENT DIVISION


These tables show fluctuations in the Accumulation Unit Values for each investment division from year end to year end. The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as the annual report). The first table shows the Income Annuity with the maximum guaranteed Separate Account charge of .95% and an AIR of 3% and the second table shows the Income Annuity with the minimum Separate Account charge of .75% with an AIR of 3%. Tables with annuity unit values for Income Annuities with other Separate Account charges and other AIRs appear in the SAI, which is available upon request without charge by calling 1-866-438-6477.

                                   3% AIR, .95% SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------------------------------------------------
                                                                     BEGINNING OF END OF YEAR   NUMBER OF
                                                                     YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                             YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
-----------------------------------------------------------------------------------------------------------

American Funds Bond Investment Division (Class 2) (5/1/2006)... 2006    $15.44      $15.94        0.00

                                                                2007     15.94       15.83        0.00

                                                                2008     15.83       13.80        0.00

                                                                2009     13.80       14.95        0.00

                                                                2010     14.95       15.30        0.00

                                                                2011     15.30       15.62        0.00

                                                                2012     15.62       15.82        0.00

                                                                2013     15.82       14.89        0.00

                                                                2014     14.89       15.07        0.00

American Funds Global Small Capitalization Investment Division
  (Class 2).................................................... 2005     12.09       14.58        0.00

                                                                2006     14.58       17.40        0.00

                                                                2007     17.40       20.32        0.00

                                                                2008     20.32        9.08        0.00

                                                                2009      9.08       14.08        0.00

                                                                2010     14.08       16.58        0.00

                                                                2011     16.58       12.90        0.00

                                                                2012     12.90       14.65        0.00

                                                                2013     14.65       18.08        0.00

                                                                2014     18.08       17.76        0.00

                                     3% AIR, .95% SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------------------------------------------------------
                                                                          BEGINNING OF END OF YEAR   NUMBER OF
                                                                          YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                                  YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
----------------------------------------------------------------------------------------------------------------

American Funds Growth Investment Division (Class 2)................. 2005    $11.26      $12.58        0.00

                                                                     2006     12.58       13.34        0.00

                                                                     2007     13.34       14.41        0.00

                                                                     2008     14.41        7.76        0.00

                                                                     2009      7.76       10.41        0.00

                                                                     2010     10.41       11.88        0.00

                                                                     2011     11.88       10.94        0.00

                                                                     2012     10.94       12.40        0.00

                                                                     2013     12.40       15.52        0.00

                                                                     2014     15.52       16.19        0.00

American Funds Growth-Income Investment Division (Class 2).......... 2005     11.22       11.42        0.00

                                                                     2006     11.42       12.66        0.00

                                                                     2007     12.66       12.79        0.00

                                                                     2008     12.79        7.64        0.00

                                                                     2009      7.64        9.64        0.00

                                                                     2010      9.64       10.33        0.00

                                                                     2011     10.33        9.76        0.00

                                                                     2012      9.76       11.02        0.00

                                                                     2013     11.02       14.16        0.00

                                                                     2014     14.16       15.06        0.00

American Funds(R) Balanced Allocation Investment Division (Class B)
  (4/28/2008)....................................................... 2008      1.00        0.68        0.00

                                                                     2009      0.68        0.86        0.00

                                                                     2010      0.86        0.93        0.00

                                                                     2011      0.93        0.88        0.00

                                                                     2012      0.88        0.96        0.00

                                                                     2013      0.96        1.10        0.00

                                                                     2014      1.10        1.12        0.00

                                     3% AIR, .95% SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------------------------------------------------------
                                                                          BEGINNING OF END OF YEAR   NUMBER OF
                                                                          YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                                  YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
----------------------------------------------------------------------------------------------------------------

American Funds(R) Growth Allocation Investment Division (Class B)
  (4/28/2008)....................................................... 2008    $ 1.00      $ 0.62        0.00

                                                                     2009      0.62        0.81        0.00

                                                                     2010      0.81        0.88        0.00

                                                                     2011      0.88        0.81        0.00

                                                                     2012      0.81        0.91        0.00

                                                                     2013      0.91        1.10        0.00

                                                                     2014      1.10        1.13        0.00

American Funds(R) Moderate Allocation Investment Division (Class B)
  (4/28/2008)....................................................... 2008      1.00        0.75        0.00

                                                                     2009      0.75        0.90        0.00

                                                                     2010      0.90        0.95        0.00

                                                                     2011      0.95        0.92        0.00

                                                                     2012      0.92        0.98        0.00

                                                                     2013      0.98        1.07        0.00

                                                                     2014      1.07        1.10        0.00

Baillie Gifford International Stock Investment Division (Class A)... 2005     12.28       13.94        0.00

                                                                     2006     13.94       15.62        0.00

                                                                     2007     15.62       16.57        0.00

                                                                     2008     16.57        8.90        0.00

                                                                     2009      8.90       10.46        0.00

                                                                     2010     10.46       10.79        0.00

                                                                     2011     10.79        8.31        0.00

                                                                     2012      8.31        9.55        0.00

                                                                     2013      9.55       10.62        0.00

                                                                     2014     10.62        9.89        0.00

                                  3% AIR, .95% SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------------------------------------------
                                                                   BEGINNING OF END OF YEAR   NUMBER OF
                                                                   YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                           YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
---------------------------------------------------------------------------------------------------------

Barclays Aggregate Bond Index Investment Division (Class A).. 2005    $10.05      $ 9.87        0.00

                                                              2006      9.87        9.88        0.00

                                                              2007      9.88       10.15        0.00

                                                              2008     10.15       10.35        0.00

                                                              2009     10.35       10.47        0.00

                                                              2010     10.47       10.68        0.00

                                                              2011     10.68       11.04        0.00

                                                              2012     11.04       11.03        0.00

                                                              2013     11.03       10.36        0.00

                                                              2014     10.36       10.54        0.00

BlackRock Bond Income Investment Division (Class A).......... 2005     10.12        9.97        0.00

                                                              2006      9.97       10.01        0.00

                                                              2007     10.01       10.23        0.00

                                                              2008     10.23        9.50        0.00

                                                              2009      9.50       10.00        0.00

                                                              2010     10.00       10.42        0.00

                                                              2011     10.42       10.68        0.00

                                                              2012     10.68       11.05        0.00

                                                              2013     11.05       10.54        0.00

                                                              2014     10.54       10.86        0.00

BlackRock Capital Appreciation Investment Division (Class A). 2005     10.88       11.20        0.00

                                                              2006     11.20       11.22        0.00

                                                              2007     11.22       12.80        0.00

                                                              2008     12.80        7.82        0.00

                                                              2009      7.82       10.28        0.00

                                                              2010     10.28       11.85        0.00

                                                              2011     11.85       10.38        0.00

                                                              2012     10.38       11.41        0.00

                                                              2013     11.41       14.73        0.00

                                                              2014     14.73       15.43        0.00

                                       3% AIR, .95% SEPARATE ACCOUNT CHARGE
-------------------------------------------------------------------------------------------------------------------
                                                                             BEGINNING OF END OF YEAR   NUMBER OF
                                                                             YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                                     YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
-------------------------------------------------------------------------------------------------------------------

BlackRock Capital Appreciation Investment Division (Class A) (formerly
  BlackRock Legacy Large Cap Growth Investment Division (Class A)
  and before that FI Large Cap Investment Division (Class A)).......... 2006    $18.29      $18.19        0.00

                                                                        2007     18.19       18.18        0.00

                                                                        2008     18.18        9.65        0.00

                                                                        2009      9.65        9.98        0.00

BlackRock Large Cap Value Investment Division (Class A)................ 2005     10.96       11.17        0.00

                                                                        2006     11.17       12.82        0.00

                                                                        2007     12.82       12.75        0.00

                                                                        2008     12.75        7.98        0.00

                                                                        2009      7.98        8.53        0.00

                                                                        2010      8.53        8.96        0.00

                                                                        2011      8.96        8.83        0.00

                                                                        2012      8.83        9.70        0.00

                                                                        2013      9.70       12.32        0.00

                                                                        2014     12.32       13.02        0.00

Clarion Global Real Estate Investment Division (Class A)............... 2005      2.08        2.27        0.00

                                                                        2006      2.27        3.02        0.00

                                                                        2007      3.02        2.47        0.00

                                                                        2008      2.47        1.39        0.00

                                                                        2009      1.39        1.80        0.00

                                                                        2010      1.80        2.02        0.00

                                                                        2011      2.02        1.84        0.00

                                                                        2012      1.84        2.23        0.00

                                                                        2013      2.23        2.23        0.00

                                                                        2014      2.23        2.44        0.00

ClearBridge Aggressive Growth Investment Division (Class A) (formerly
  Legg Mason ClearBridge Aggressive Growth Investment Division
  (Class A) and before that Legg Mason Value Equity Investment
  Division (Class A) and before that MFS(R) Investors Trust Investment
  Division (Class A)).................................................. 2005     11.26       11.62        0.00

                                                                        2006     11.62       12.07        0.00

                                      3% AIR, .95% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------------------
                                                                            BEGINNING OF END OF YEAR   NUMBER OF
                                                                            YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------------------

ClearBridge Aggressive Growth Investment Division (Class A) (formerly
  Legg Mason ClearBridge Aggressive Growth Investment Division
  (Class A) and before that Legg Mason Value Equity Investment
  Division (Class A))................................................. 2006   $ 12.00      $ 12.67       0.00

                                                                       2007     12.67        11.49       0.00

                                                                       2008     11.49         5.03       0.00

                                                                       2009      5.03         6.67       0.00

                                                                       2010      6.67         6.92       0.00

                                                                       2011      6.92         7.30       0.00

ClearBridge Aggressive Growth Investment Division (formerly
  ClearBridge Aggressive Growth II Investment Division (Class A) and
  before that Janus Forty Investment Division (Class A))
  (4/28/2008)......................................................... 2008    309.77       166.90       0.00

                                                                       2009    166.90       229.87       0.00

                                                                       2010    229.87       242.47       0.00

                                                                       2011    242.47       216.14       0.00

                                                                       2012    216.14       255.29       0.00

                                                                       2013    255.29       317.00       0.00

                                                                       2014    317.00       327.74       0.00

ClearBridge Aggressive Growth Investment Division (formerly Legg
  Mason ClearBridge Aggressive Growth Investment Division
  (Class A)).......................................................... 2005     10.82        11.85       0.00

                                                                       2006     11.85        11.22       0.00

                                                                       2007     11.22        11.07       0.00

                                                                       2008     11.07         6.49       0.00

                                                                       2009      6.49         8.34       0.00

                                                                       2010      8.34         9.95       0.00

                                                                       2011      9.95         9.91       0.00

                                                                       2012      9.91        11.32       0.00

                                                                       2013     11.32        15.88       0.00

                                                                       2014     15.88        18.20       0.00

                                     3% AIR, .95% SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------------------------------------------------
                                                                         BEGINNING OF END OF YEAR   NUMBER OF
                                                                         YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                                 YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
---------------------------------------------------------------------------------------------------------------

Frontier Mid Cap Growth Investment Division (Class A).............. 2005    $11.14      $11.87        0.00

                                                                    2006     11.87       12.18        0.00

                                                                    2007     12.18       14.12        0.00

                                                                    2008     14.12        7.37        0.00

                                                                    2009      7.37       10.59        0.00

                                                                    2010     10.59       11.74        0.00

                                                                    2011     11.74       10.96        0.00

                                                                    2012     10.96       11.69        0.00

                                                                    2013     11.69       14.93        0.00

                                                                    2014     14.93       15.96        0.00

Harris Oakmark International Investment Division (Class A)......... 2005     11.46       12.62        0.00

                                                                    2006     12.62       15.69        0.00

                                                                    2007     15.69       14.96        0.00

                                                                    2008     14.96        8.52        0.00

                                                                    2009      8.52       12.75        0.00

                                                                    2010     12.75       14.30        0.00

                                                                    2011     14.30       11.83        0.00

                                                                    2012     11.83       14.73        0.00

                                                                    2013     14.73       18.53        0.00

                                                                    2014     18.53       16.84        0.00

Invesco Mid Cap Value Investment Division (Class A) (formerly Lord
  Abbett Mid Cap Value Investment Division (Class A)).............. 2005     12.54       13.54        0.00

                                                                    2006     13.54       14.52        0.00

                                                                    2007     14.52       14.44        0.00

                                                                    2008     14.44        7.31        0.00

                                                                    2009      7.31       10.41        0.00

                                                                    2010     10.41       12.65        0.00

                                                                    2011     12.65       11.39        0.00

                                                                    2012     11.39       12.50        0.00

                                     3% AIR, .95% SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------------------------------------------------------
                                                                          BEGINNING OF END OF YEAR   NUMBER OF
                                                                          YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                                  YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
----------------------------------------------------------------------------------------------------------------

Invesco Mid Cap Value Investment Division (formerly Lord Abbett Mid
  Cap Value Investment Division (Class A)).......................... 2012    $12.44      $12.59        0.00

                                                                     2013     12.59       15.82        0.00

                                                                     2014     15.82       16.73        0.00

Invesco Small Cap Growth Investment Division (Class A).............. 2005     10.64       11.11        0.00

                                                                     2006     11.11       12.18        0.00

                                                                     2007     12.18       13.04        0.00

                                                                     2008     13.04        7.70        0.00

                                                                     2009      7.70        9.94        0.00

                                                                     2010      9.94       12.09        0.00

                                                                     2011     12.09       11.53        0.00

                                                                     2012     11.53       13.14        0.00

                                                                     2013     13.14       17.76        0.00

                                                                     2014     17.76       18.48        0.00

Jennison Growth Investment Division (Class A)....................... 2005      9.42       11.16        0.00

                                                                     2006     11.16       11.03        0.00

                                                                     2007     11.03       11.84        0.00

                                                                     2008     11.84        7.24        0.00

                                                                     2009      7.24        9.75        0.00

                                                                     2010      9.75       10.46        0.00

                                                                     2011     10.46       10.12        0.00

                                                                     2012     10.12       11.26        0.00

                                                                     2013     11.26       14.84        0.00

                                                                     2014     14.84       15.57        0.00

Jennison Growth Investment Division (Class A) (formerly Met/Putnam
  Voyager Investment Division (Class A))............................ 2005     10.30        9.31        0.00

                                      3% AIR, .95% SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------------------------------------------------------
                                                                           BEGINNING OF END OF YEAR   NUMBER OF
                                                                           YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                                   YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
-----------------------------------------------------------------------------------------------------------------

Jennison Growth Investment Division (Class A) (formerly Oppenheimer
  Capital Appreciation Investment Division (Class A)) (5/1/2005)..... 2005    $ 8.18      $ 8.76        0.00

                                                                      2006      8.76        9.08        0.00

                                                                      2007      9.08        9.99        0.00

                                                                      2008      9.99        5.21        0.00

                                                                      2009      5.21        7.21        0.00

                                                                      2010      7.21        7.61        0.00

                                                                      2011      7.61        7.25        0.00

                                                                      2012      7.25        8.08        0.00

Loomis Sayles Global Markets Investment Division (Class B)
  (4/29/2013)........................................................ 2013      1.14        1.24        0.00

                                                                      2014      1.24        1.23        0.00

Loomis Sayles Global Markets Investment Division (Class B) (formerly
  Met/Franklin Income Investment Division (Class B))
  (4/28/2008)........................................................ 2008      0.99        0.78        0.00

                                                                      2009      0.78        0.96        0.00

                                                                      2010      0.96        1.03        0.00

                                                                      2011      1.03        1.01        0.00

                                                                      2012      1.01        1.10        0.00

                                                                      2013      1.10        1.14        0.00

Loomis Sayles Small Cap Core Investment Division (Class A)........... 2005     11.40       11.73        0.00

                                                                      2006     11.73       13.16        0.00

                                                                      2007     13.16       14.16        0.00

                                                                      2008     14.16        8.73        0.00

                                                                      2009      8.73       10.93        0.00

                                                                      2010     10.93       13.41        0.00

                                                                      2011     13.41       12.98        0.00

                                                                      2012     12.98       14.29        0.00

                                                                      2013     14.29       19.39        0.00

                                                                      2014     19.39       19.35        0.00

                                  3% AIR, .95% SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------------------------------------------
                                                                   BEGINNING OF END OF YEAR   NUMBER OF
                                                                   YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                           YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
---------------------------------------------------------------------------------------------------------

Loomis Sayles Small Cap Growth Investment Division (Class A). 2005    $11.16      $11.23        0.00

                                                              2006     11.23       11.88        0.00

                                                              2007     11.88       11.94        0.00

                                                              2008     11.94        6.76        0.00

                                                              2009      6.76        8.44        0.00

                                                              2010      8.44       10.69        0.00

                                                              2011     10.69       10.59        0.00

                                                              2012     10.59       11.33        0.00

                                                              2013     11.33       16.20        0.00

                                                              2014     16.20       15.77        0.00

Lord Abbett Bond Debenture Investment Division (Class A)..... 2005     10.71       10.49        0.00

                                                              2006     10.49       11.03        0.00

                                                              2007     11.03       11.34        0.00

                                                              2008     11.34        8.89        0.00

                                                              2009      8.89       11.73        0.00

                                                              2010     11.73       12.77        0.00

                                                              2011     12.77       12.87        0.00

                                                              2012     12.87       14.01        0.00

                                                              2013     14.01       14.58        0.00

                                                              2014     14.58       14.74        0.00

Met/Artisan Mid Cap Value Investment Division (Class A)...... 2005     11.42       12.08        0.00

                                                              2006     12.08       13.07        0.00

                                                              2007     13.07       11.70        0.00

                                                              2008     11.70        6.07        0.00

                                                              2009      6.07        8.27        0.00

                                                              2010      8.27        9.15        0.00

                                                              2011      9.15        9.40        0.00

                                                              2012      9.40       10.11        0.00

                                                              2013     10.11       13.31        0.00

                                                              2014     13.31       13.04        0.00

                                     3% AIR, .95% SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------------------------------------------------
                                                                         BEGINNING OF END OF YEAR   NUMBER OF
                                                                         YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                                 YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
---------------------------------------------------------------------------------------------------------------

MetLife Asset Allocation 100 Investment Division (formerly MetLife
  Aggressive Strategy Investment Division (Class A))............... 2011    $10.63      $ 8.97        0.00

                                                                    2012      8.97       10.09        0.00

                                                                    2013     10.09       12.60        0.00

                                                                    2014     12.60       12.75        0.00

MetLife Asset Allocation 100 Investment Division (formerly MetLife
  Aggressive Strategy Investment Division and before that MetLife
  Aggressive Allocation Investment Division (Class A)) (5/1/2005).. 2005      9.99       10.98        0.00

                                                                    2006     10.98       12.25        0.00

                                                                    2007     12.25       12.19        0.00

                                                                    2008     12.19        7.00        0.00

                                                                    2009      7.00        8.88        0.00

                                                                    2010      8.88        9.90        0.00

                                                                    2011      9.90       10.66        0.00

MetLife Asset Allocation 20 Investment Division (formerly MetLife
  Conservative Allocation Investment Division (Class A))
  (5/1/2005)....................................................... 2005      9.99       10.14        0.00

                                                                    2006     10.14       10.49        0.00

                                                                    2007     10.49       10.67        0.00

                                                                    2008     10.67        8.81        0.00

                                                                    2009      8.81       10.23        0.00

                                                                    2010     10.23       10.86        0.00

                                                                    2011     10.86       10.81        0.00

                                                                    2012     10.81       11.38        0.00

                                                                    2013     11.38       11.43        0.00

                                                                    2014     11.43       11.52        0.00

                                      3% AIR, .95% SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------------------------------------------------------
                                                                           BEGINNING OF END OF YEAR   NUMBER OF
                                                                           YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                                   YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
-----------------------------------------------------------------------------------------------------------------

MetLife Asset Allocation 40 Investment Division (formerly MetLife
  Conservative to Moderate Allocation Investment Division (Class A))
  (5/1/2005)......................................................... 2005    $ 9.99      $10.36        0.00

                                                                      2006     10.36       10.96        0.00

                                                                      2007     10.96       11.07        0.00

                                                                      2008     11.07        8.37        0.00

                                                                      2009      8.37        9.98        0.00

                                                                      2010      9.98       10.73        0.00

                                                                      2011     10.73       10.45        0.00

                                                                      2012     10.45       11.23        0.00

                                                                      2013     11.23       12.01        0.00

                                                                      2014     12.01       12.14        0.00

MetLife Asset Allocation 60 Investment Division (formerly MetLife
  Moderate Allocation Investment Division (Class A)) (5/1/2005)...... 2005      9.99       10.58        0.00

                                                                      2006     10.58       11.42        0.00

                                                                      2007     11.42       11.48        0.00

                                                                      2008     11.48        7.90        0.00

                                                                      2009      7.90        9.63        0.00

                                                                      2010      9.63       10.51        0.00

                                                                      2011     10.51       10.00        0.00

                                                                      2012     10.00       10.91        0.00

                                                                      2013     10.91       12.41        0.00

                                                                      2014     12.41       12.57        0.00

MetLife Asset Allocation 80 Investment Division (Class A) (formerly
  MetLife Growth Strategy Investment Division (Class B))
  (4/29/2013)........................................................ 2013      1.02        1.14        0.00

                                                                      2014      1.14        1.13        0.00

                                      3% AIR, .95% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------------------
                                                                            BEGINNING OF END OF YEAR   NUMBER OF
                                                                            YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------------------

MetLife Asset Allocation 80 Investment Division (formerly MetLife
  Growth Strategy Investment Division (Class B) and before that Met/
  Franklin Templeton Founding Strategy Investment Division (Class B))
  (4/28/2008)......................................................... 2008    $ 0.99      $ 0.69        0.00

                                                                       2009      0.69        0.85        0.00

                                                                       2010      0.85        0.90        0.00

                                                                       2011      0.90        0.85        0.00

                                                                       2012      0.85        0.95        0.00

                                                                       2013      0.95        1.01        0.00

MetLife Asset Allocation 80 Investment Division (formerly MetLife
  Moderate to Aggressive Allocation Investment Division (Class A))
  (5/1/2005).......................................................... 2005      9.99       10.80        0.00

                                                                       2006     10.80       11.90        0.00

                                                                       2007     11.90       11.92        0.00

                                                                       2008     11.92        7.45        0.00

                                                                       2009      7.45        9.28        0.00

                                                                       2010      9.28       10.25        0.00

                                                                       2011     10.25        9.51        0.00

                                                                       2012      9.51       10.59        0.00

                                                                       2013     10.59       12.68        0.00

                                                                       2014     12.68       12.87        0.00

MetLife Mid Cap Stock Index Investment Division (Class A)............. 2005     11.65       12.58        0.00

                                                                       2006     12.58       13.32        0.00

                                                                       2007     13.32       13.81        0.00

                                                                       2008     13.81        8.47        0.00

                                                                       2009      8.47       11.16        0.00

                                                                       2010     11.16       13.56        0.00

                                                                       2011     13.56       12.80        0.00

                                                                       2012     12.80       14.47        0.00

                                                                       2013     14.47       18.53        0.00

                                                                       2014     18.53       19.51        0.00

                                 3% AIR, .95% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------
                                                                  BEGINNING OF END OF YEAR   NUMBER OF
                                                                  YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                          YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------

MetLife Stock Index Investment Division (Class A)........... 2005    $11.20      $11.27        0.00

                                                             2006     11.27       12.52        0.00

                                                             2007     12.52       12.67        0.00

                                                             2008     12.67        7.66        0.00

                                                             2009      7.66        9.30        0.00

                                                             2010      9.30       10.27        0.00

                                                             2011     10.27       10.06        0.00

                                                             2012     10.06       11.20        0.00

                                                             2013     11.20       14.22        0.00

                                                             2014     14.22       15.51        0.00

MFS(R) Research International Investment Division (Class A). 2005     12.55       14.09        0.00

                                                             2006     14.09       17.20        0.00

                                                             2007     17.20       18.79        0.00

                                                             2008     18.79       10.43        0.00

                                                             2009     10.43       13.24        0.00

                                                             2010     13.24       14.22        0.00

                                                             2011     14.22       12.25        0.00

                                                             2012     12.25       13.78        0.00

                                                             2013     13.78       15.84        0.00

                                                             2014     15.84       14.21        0.00

MFS(R) Total Return Investment Division (Class A)........... 2005     10.75       10.66        0.00

                                                             2006     10.66       11.51        0.00

                                                             2007     11.51       11.55        0.00

                                                             2008     11.55        8.64        0.00

                                                             2009      8.64        9.86        0.00

                                                             2010      9.86       10.44        0.00

                                                             2011     10.44       10.28        0.00

                                                             2012     10.28       11.03        0.00

                                                             2013     11.03       12.63        0.00

                                                             2014     12.63       13.19        0.00

                                      3% AIR, .95% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------------------
                                                                            BEGINNING OF END OF YEAR   NUMBER OF
                                                                            YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------------------

MFS(R) Value Investment Division (Class A)............................ 2005    $11.33      $10.74        0.00

                                                                       2006     10.74       12.21        0.00

                                                                       2007     12.21       11.29        0.00

                                                                       2008     11.29        7.22        0.00

                                                                       2009      7.22        8.39        0.00

                                                                       2010      8.39        8.99        0.00

                                                                       2011      8.99        8.72        0.00

                                                                       2012      8.72        9.79        0.00

                                                                       2013      9.79       12.78        0.00

                                                                       2014     12.78       13.62        0.00

MFS(R) Value Investment Division (Class A) (formerly FI Value Leaders
  Investment Division (Class A))...................................... 2005     11.20       11.93        0.00

                                                                       2006     11.93       12.84        0.00

                                                                       2007     12.84       12.87        0.00

                                                                       2008     12.87        7.55        0.00

                                                                       2009      7.55        8.85        0.00

                                                                       2010      8.85        9.75        0.00

                                                                       2011      9.75        8.80        0.00

                                                                       2012      8.80        9.80        0.00

                                                                       2013      9.80       10.71        0.00

MFS(R) Value Investment Division (Class A) (formerly Met/Franklin
  Mutual Shares Investment Division (Class B)) (4/28/2008)............ 2008      0.99        0.64        0.00

                                                                       2009      0.64        0.77        0.00

                                                                       2010      0.77        0.83        0.00

                                                                       2011      0.83        0.79        0.00

                                                                       2012      0.79        0.87        0.00

                                                                       2013      0.87        0.94        0.00

Morgan Stanley Mid Cap Growth Investment Division (Class A)........... 2010      8.01        9.16        0.00

                                                                       2011      9.16        8.22        0.00

                                                                       2012      8.22        8.66        0.00

                                                                       2013      8.66       11.61        0.00

                                                                       2014     11.61       11.31        0.00

                                      3% AIR, .95% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------------------
                                                                            BEGINNING OF END OF YEAR   NUMBER OF
                                                                            YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------------------

Morgan Stanley Mid Cap Growth Investment Division (Class A) (formerly
  FI Mid Cap Opportunities Investment Division (Class A))............. 2005    $11.57      $11.90        0.00

                                                                       2006     11.90       12.80        0.00

                                                                       2007     12.80       13.34        0.00

                                                                       2008     13.34        5.73        0.00

                                                                       2009      5.73        7.38        0.00

                                                                       2010      7.38        7.93        0.00

MSCI EAFE(R) Index Investment Division (Class A)...................... 2005     12.57       13.69        0.00

                                                                       2006     13.69       16.55        0.00

                                                                       2007     16.55       17.64        0.00

                                                                       2008     17.64        9.82        0.00

                                                                       2009      9.82       12.16        0.00

                                                                       2010     12.16       12.65        0.00

                                                                       2011     12.65       10.65        0.00

                                                                       2012     10.65       12.11        0.00

                                                                       2013     12.11       14.20        0.00

                                                                       2014     14.20       12.83        0.00

Neuberger Berman Genesis Investment Division (Class A)................ 2005     12.10       12.12        0.00

                                                                       2006     12.12       13.61        0.00

                                                                       2007     13.61       12.63        0.00

                                                                       2008     12.63        7.48        0.00

                                                                       2009      7.48        8.14        0.00

                                                                       2010      8.14        9.52        0.00

                                                                       2011      9.52        9.69        0.00

                                                                       2012      9.69       10.25        0.00

                                                                       2013     10.25       13.66        0.00

                                                                       2014     13.66       13.14        0.00

                                      3% AIR, .95% SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------------------------------------------------------
                                                                           BEGINNING OF END OF YEAR   NUMBER OF
                                                                           YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                                   YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
-----------------------------------------------------------------------------------------------------------------

Neuberger Berman Genesis Investment Division (Class A) (formerly MLA
  Mid Cap Investment Division (Class A))............................. 2005    $10.73      $11.19        0.00

                                                                      2006     11.19       12.36        0.00

                                                                      2007     12.36       11.59        0.00

                                                                      2008     11.59        6.89        0.00

                                                                      2009      6.89        9.09        0.00

                                                                      2010      9.09       10.78        0.00

                                                                      2011     10.78        9.84        0.00

                                                                      2012      9.84        9.99        0.00

                                                                      2013      9.99       10.75        0.00

Oppenheimer Global Equity Investment Division* (Class A)............. 2005     12.08       13.50        0.00

                                                                      2006     13.50       15.14        0.00

                                                                      2007     15.14       15.51        0.00

                                                                      2008     15.51        8.89        0.00

                                                                      2009      8.89       12.00        0.00

                                                                      2010     12.00       13.41        0.00

                                                                      2011     13.41       11.84        0.00

                                                                      2012     11.84       13.83        0.00

                                                                      2013     13.83       16.95        0.00

                                                                      2014     16.95       16.70        0.00

Oppenheimer Global Equity Investment Division (Class A) (formerly
  Met/Templeton Growth Investment Division (Class B))
  (4/28/2008)........................................................ 2008      0.99        0.64        0.00

                                                                      2009      0.64        0.82        0.00

                                                                      2010      0.82        0.85        0.00

                                                                      2011      0.85        0.76        0.00

                                                                      2012      0.76        0.89        0.00

                                                                      2013      0.89        0.94        0.00

                                  3% AIR, .95% SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------------------------------------------
                                                                   BEGINNING OF END OF YEAR   NUMBER OF
                                                                   YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                           YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
---------------------------------------------------------------------------------------------------------

PIMCO Inflation Protected Bond Investment Division (Class A)
  (5/1/2006)................................................. 2006    $11.22      $11.16        0.00

                                                              2007     11.16       11.92        0.00

                                                              2008     11.92       10.70        0.00

                                                              2009     10.70       12.18        0.00

                                                              2010     12.18       12.65        0.00

                                                              2011     12.65       13.57        0.00

                                                              2012     13.57       14.26        0.00

                                                              2013     14.26       12.48        0.00

                                                              2014     12.48       12.39        0.00

PIMCO Total Return Investment Division (Class A)............. 2005     10.19       10.04        0.00

                                                              2006     10.04       10.12        0.00

                                                              2007     10.12       10.50        0.00

                                                              2008     10.50       10.16        0.00

                                                              2009     10.16       11.57        0.00

                                                              2010     11.57       12.06        0.00

                                                              2011     12.06       12.00        0.00

                                                              2012     12.00       12.64        0.00

                                                              2013     12.64       11.95        0.00

                                                              2014     11.95       12.01        0.00

Russell 2000(R) Index Investment Division (Class A).......... 2005     11.87       11.93        0.00

                                                              2006     11.93       13.54        0.00

                                                              2007     13.54       12.82        0.00

                                                              2008     12.82        8.20        0.00

                                                              2009      8.20        9.94        0.00

                                                              2010      9.94       12.13        0.00

                                                              2011     12.13       11.19        0.00

                                                              2012     11.19       12.52        0.00

                                                              2013     12.52       16.68        0.00

                                                              2014     16.68       16.85        0.00

                                  3% AIR, .95% SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------------------------------------------
                                                                   BEGINNING OF END OF YEAR   NUMBER OF
                                                                   YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                           YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
---------------------------------------------------------------------------------------------------------

SSgA Growth and Income ETF Investment Division (Class A)
  (5/1/2006)................................................. 2006    $10.55      $11.03        0.00

                                                              2007     11.03       11.22        0.00

                                                              2008     11.22        8.10        0.00

                                                              2009      8.10        9.74        0.00

                                                              2010      9.74       10.55        0.00

                                                              2011     10.55       10.27        0.00

                                                              2012     10.27       11.18        0.00

                                                              2013     11.18       12.17        0.00

                                                              2014     12.17       12.42        0.00

SSgA Growth ETF Investment Division (Class A) (5/1/2006)..... 2006     10.75       11.28        0.00

                                                              2007     11.28       11.50        0.00

                                                              2008     11.50        7.42        0.00

                                                              2009      7.42        9.25        0.00

                                                              2010      9.25       10.17        0.00

                                                              2011     10.17        9.60        0.00

                                                              2012      9.60       10.65        0.00

                                                              2013     10.65       12.12        0.00

                                                              2014     12.12       12.32        0.00

T. Rowe Price Large Cap Growth Investment Division (Class A). 2005     11.18       11.46        0.00

                                                              2006     11.46       12.48        0.00

                                                              2007     12.48       13.13        0.00

                                                              2008     13.13        7.34        0.00

                                                              2009      7.34       10.12        0.00

                                                              2010     10.12       11.39        0.00

                                                              2011     11.39       10.84        0.00

                                                              2012     10.84       12.40        0.00

                                                              2013     12.40       16.60        0.00

                                                              2014     16.60       17.41        0.00

                                       3% AIR, .95% SEPARATE ACCOUNT CHARGE
-------------------------------------------------------------------------------------------------------------------
                                                                             BEGINNING OF END OF YEAR   NUMBER OF
                                                                             YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                                     YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
-------------------------------------------------------------------------------------------------------------------

T. Rowe Price Large Cap Growth Investment Division (Class A) (formerly
  RCM Technology Investment Division (Class A))........................ 2005    $ 9.22      $ 9.87        0.00

                                                                        2006      9.87       10.02        0.00

                                                                        2007     10.02       12.68        0.00

                                                                        2008     12.68        6.80        0.00

                                                                        2009      6.80       10.41        0.00

                                                                        2010     10.41       12.84        0.00

                                                                        2011     12.84       11.14        0.00

                                                                        2012     11.14       12.04        0.00

                                                                        2013     12.04       12.50        0.00

T. Rowe Price Mid Cap Growth Investment Division (Class A)............. 2005     11.76       13.00        0.00

                                                                        2006     13.00       13.32        0.00

                                                                        2007     13.32       15.10        0.00

                                                                        2008     15.10        8.76        0.00

                                                                        2009      8.76       12.29        0.00

                                                                        2010     12.29       15.14        0.00

                                                                        2011     15.14       14.36        0.00

                                                                        2012     14.36       15.73        0.00

                                                                        2013     15.73       20.72        0.00

                                                                        2014     20.72       22.53        0.00

T. Rowe Price Small Cap Growth Investment Division (Class A)........... 2005     10.97       11.71        0.00

                                                                        2006     11.71       11.70        0.00

                                                                        2007     11.70       12.36        0.00

                                                                        2008     12.36        7.58        0.00

                                                                        2009      7.58       10.13        0.00

                                                                        2010     10.13       13.15        0.00

                                                                        2011     13.15       12.87        0.00

                                                                        2012     12.87       14.38        0.00

                                                                        2013     14.38       19.99        0.00

                                                                        2014     19.99       20.56        0.00

                                    3% AIR, .95% SEPARATE ACCOUNT CHARGE
-------------------------------------------------------------------------------------------------------------
                                                                       BEGINNING OF END OF YEAR   NUMBER OF
                                                                       YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                               YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
-------------------------------------------------------------------------------------------------------------

Western Asset Management Strategic Bond Opportunities Investment
  Division (Class A)............................................. 2005    $10.40      $10.29        0.00

                                                                  2006     10.29       10.40        0.00

                                                                  2007     10.40       10.40        0.00

                                                                  2008     10.40        8.50        0.00

                                                                  2009      8.50       10.81        0.00

                                                                  2010     10.81       11.72        0.00

                                                                  2011     11.72       11.96        0.00

                                                                  2012     11.96       12.83        0.00

                                                                  2013     12.83       12.47        0.00

                                                                  2014     12.47       12.65        0.00

Western Asset Management U.S. Government Investment Division
  (Class A)...................................................... 2005      9.93        9.72        0.00

                                                                  2006      9.72        9.74        0.00

                                                                  2007      9.74        9.77        0.00

                                                                  2008      9.77        9.36        0.00

                                                                  2009      9.36        9.39        0.00

                                                                  2010      9.39        9.56        0.00

                                                                  2011      9.56        9.70        0.00

                                                                  2012      9.70        9.64        0.00

                                                                  2013      9.64        9.20        0.00

                                                                  2014      9.20        9.10        0.00

WMC Balanced Investment Division (formerly BlackRock Diversified
  Investment Division (Class A))................................. 2005     10.78       10.69        0.00

                                                                  2006     10.69       11.36        0.00

                                                                  2007     11.36       11.57        0.00

                                                                  2008     11.57        8.37        0.00

                                                                  2009      8.37        9.44        0.00

                                                                  2010      9.44        9.95        0.00

                                                                  2011      9.95        9.94        0.00

                                                                  2012      9.94       10.74        0.00

                                                                  2013     10.74       12.45        0.00

                                                                  2014     12.45       13.24        0.00

                                    3% AIR, .95% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------------
                                                                        BEGINNING OF END OF YEAR   NUMBER OF
                                                                        YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                                YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------------

WMC Core Equity Opportunities Investment Division (formerly Davis
  Venture Value Investment Division (Class A)).................... 2005    $11.51      $12.22        0.00

                                                                   2006     12.22       13.46        0.00

                                                                   2007     13.46       13.54        0.00

                                                                   2008     13.54        7.89        0.00

                                                                   2009      7.89       10.02        0.00

                                                                   2010     10.02       10.79        0.00

                                                                   2011     10.79        9.96        0.00

                                                                   2012      9.96       10.81        0.00

                                                                   2013     10.81       13.91        0.00

                                                                   2014     13.91       14.80        0.00

WMC Large Cap Research Investment Division (formerly BlackRock
  Large Cap Core Investment Division (Class A) and before that
  BlackRock Large Cap Investment Division (Class A)).............. 2005     11.18       11.14        0.00

                                                                   2006     11.14       12.23        0.00

                                                                   2007     12.23       12.73        0.00

WMC Large Cap Research Investment Division* (formerly BlackRock
  Large Cap Core Investment Division (Class A))................... 2007     12.62       12.54        0.00

                                                                   2008     12.54        7.58        0.00

                                                                   2009      7.58        8.71        0.00

                                                                   2010      8.71        9.44        0.00

                                                                   2011      9.44        9.14        0.00

                                                                   2012      9.14       10.01        0.00

                                                                   2013     10.01       12.98        0.00

                                                                   2014     12.98       14.25        0.00

                                   3% AIR, .75% SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------------------------------------------------
                                                                     BEGINNING OF END OF YEAR   NUMBER OF
                                                                     YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                             YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
-----------------------------------------------------------------------------------------------------------

American Funds Bond Investment Division (Class 2) (5/1/2006)... 2006    $15.71      $16.24        0.00

                                                                2007     16.24       16.17        0.00

                                                                2008     16.17       14.12        0.00

                                                                2009     14.12       15.33        0.00

                                                                2010     15.33       15.72        0.00

                                                                2011     15.72       16.08        0.00

                                                                2012     16.08       16.32        0.00

                                                                2013     16.32       15.39        0.00

                                                                2014     15.39       15.61        0.00

American Funds Global Small Capitalization Investment Division
  (Class 2).................................................... 2005     12.12       14.65        0.00

                                                                2006     14.65       17.51        0.00

                                                                2007     17.51       20.49        0.00

                                                                2008     20.49        9.17        0.00

                                                                2009      9.17       14.26        0.00

                                                                2010     14.26       16.82        0.00

                                                                2011     16.82       13.11        0.00

                                                                2012     13.11       14.92        0.00

                                                                2013     14.92       18.45        0.00

                                                                2014     18.45       18.16        0.00

American Funds Growth Investment Division (Class 2)............ 2005     11.28       12.64        0.00

                                                                2006     12.64       13.42        0.00

                                                                2007     13.42       14.53        0.00

                                                                2008     14.53        7.84        0.00

                                                                2009      7.84       10.54        0.00

                                                                2010     10.54       12.05        0.00

                                                                2011     12.05       11.12        0.00

                                                                2012     11.12       12.63        0.00

                                                                2013     12.63       15.83        0.00

                                                                2014     15.83       16.56        0.00

                                     3% AIR, .75% SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------------------------------------------------------
                                                                          BEGINNING OF END OF YEAR   NUMBER OF
                                                                          YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                                  YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
----------------------------------------------------------------------------------------------------------------

American Funds Growth-Income Investment Division (Class 2).......... 2005    $11.25      $11.47        0.00

                                                                     2006     11.47       12.74        0.00

                                                                     2007     12.74       12.89        0.00

                                                                     2008     12.89        7.72        0.00

                                                                     2009      7.72        9.76        0.00

                                                                     2010      9.76       10.48        0.00

                                                                     2011     10.48        9.92        0.00

                                                                     2012      9.92       11.23        0.00

                                                                     2013     11.23       14.44        0.00

                                                                     2014     14.44       15.40        0.00

American Funds(R) Balanced Allocation Investment Division (Class B)
  (4/28/2008)....................................................... 2008      1.00        0.69        0.00

                                                                     2009      0.69        0.86        0.00

                                                                     2010      0.86        0.93        0.00

                                                                     2011      0.93        0.88        0.00

                                                                     2012      0.88        0.97        0.00

                                                                     2013      0.97        1.11        0.00

                                                                     2014      1.11        1.14        0.00

American Funds(R) Growth Allocation Investment Division (Class B)
  (4/28/2008)....................................................... 2008      1.00        0.62        0.00

                                                                     2009      0.62        0.81        0.00

                                                                     2010      0.81        0.89        0.00

                                                                     2011      0.89        0.82        0.00

                                                                     2012      0.82        0.92        0.00

                                                                     2013      0.92        1.11        0.00

                                                                     2014      1.11        1.14        0.00

                                     3% AIR, .75% SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------------------------------------------------------
                                                                          BEGINNING OF END OF YEAR   NUMBER OF
                                                                          YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                                  YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
----------------------------------------------------------------------------------------------------------------

American Funds(R) Moderate Allocation Investment Division (Class B)
  (4/28/2008)....................................................... 2008    $ 1.00      $ 0.75        0.00

                                                                     2009      0.75        0.90        0.00

                                                                     2010      0.90        0.95        0.00

                                                                     2011      0.95        0.92        0.00

                                                                     2012      0.92        0.99        0.00

                                                                     2013      0.99        1.09        0.00

                                                                     2014      1.09        1.12        0.00

Baillie Gifford International Stock Investment Division (Class A)... 2005     12.31       14.00        0.00

                                                                     2006     14.00       15.72        0.00

                                                                     2007     15.72       16.71        0.00

                                                                     2008     16.71        8.99        0.00

                                                                     2009      8.99       10.59        0.00

                                                                     2010     10.59       10.94        0.00

                                                                     2011     10.94        8.45        0.00

                                                                     2012      8.45        9.73        0.00

                                                                     2013      9.73       10.83        0.00

                                                                     2014     10.83       10.11        0.00

Barclays Aggregate Bond Index Investment Division (Class A)......... 2005     10.07        9.91        0.00

                                                                     2006      9.91        9.94        0.00

                                                                     2007      9.94       10.24        0.00

                                                                     2008     10.24       10.46        0.00

                                                                     2009     10.46       10.60        0.00

                                                                     2010     10.60       10.83        0.00

                                                                     2011     10.83       11.22        0.00

                                                                     2012     11.22       11.23        0.00

                                                                     2013     11.23       10.57        0.00

                                                                     2014     10.57       10.78        0.00

                                       3% AIR, .75% SEPARATE ACCOUNT CHARGE
-------------------------------------------------------------------------------------------------------------------
                                                                             BEGINNING OF END OF YEAR   NUMBER OF
                                                                             YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                                     YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
-------------------------------------------------------------------------------------------------------------------

BlackRock Bond Income Investment Division (Class A).................... 2005    $10.14      $10.01        0.00

                                                                        2006     10.01       10.07        0.00

                                                                        2007     10.07       10.32        0.00

                                                                        2008     10.32        9.60        0.00

                                                                        2009      9.60       10.13        0.00

                                                                        2010     10.13       10.57        0.00

                                                                        2011     10.57       10.86        0.00

                                                                        2012     10.86       11.25        0.00

                                                                        2013     11.25       10.76        0.00

                                                                        2014     10.76       11.10        0.00

BlackRock Capital Appreciation Investment Division (Class A)........... 2005     10.89       11.24        0.00

                                                                        2006     11.24       11.28        0.00

                                                                        2007     11.28       12.90        0.00

                                                                        2008     12.90        7.89        0.00

                                                                        2009      7.89       10.40        0.00

                                                                        2010     10.40       12.01        0.00

                                                                        2011     12.01       10.54        0.00

                                                                        2012     10.54       11.61        0.00

                                                                        2013     11.61       15.02        0.00

                                                                        2014     15.02       15.76        0.00

BlackRock Capital Appreciation Investment Division (Class A) (formerly
  BlackRock Legacy Large Cap Growth Investment Division (Class A)
  and before that FI Large Cap Investment Division (Class A)).......... 2006     18.64       18.57        0.00

                                                                        2007     18.57       18.60        0.00

                                                                        2008     18.60        9.89        0.00

                                                                        2009      9.89       10.23        0.00

                                       3% AIR, .75% SEPARATE ACCOUNT CHARGE
-------------------------------------------------------------------------------------------------------------------
                                                                             BEGINNING OF END OF YEAR   NUMBER OF
                                                                             YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                                     YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
-------------------------------------------------------------------------------------------------------------------

BlackRock Large Cap Value Investment Division (Class A)................ 2005    $10.97      $11.21        0.00

                                                                        2006     11.21       12.89        0.00

                                                                        2007     12.89       12.84        0.00

                                                                        2008     12.84        8.05        0.00

                                                                        2009      8.05        8.63        0.00

                                                                        2010      8.63        9.08        0.00

                                                                        2011      9.08        8.96        0.00

                                                                        2012      8.96        9.87        0.00

                                                                        2013      9.87       12.56        0.00

                                                                        2014     12.56       13.30        0.00

Clarion Global Real Estate Investment Division (Class A)............... 2005      2.08        2.28        0.00

                                                                        2006      2.28        3.03        0.00

                                                                        2007      3.03        2.49        0.00

                                                                        2008      2.49        1.40        0.00

                                                                        2009      1.40        1.82        0.00

                                                                        2010      1.82        2.04        0.00

                                                                        2011      2.04        1.87        0.00

                                                                        2012      1.87        2.27        0.00

                                                                        2013      2.27        2.27        0.00

                                                                        2014      2.27        2.49        0.00

ClearBridge Aggressive Growth Investment Division (Class A) (formerly
  Legg Mason ClearBridge Aggressive Growth Investment Division
  (Class A) and before that Legg Mason Value Equity Investment
  Division (Class A) and before that MFS(R) Investors Trust Investment
  Division (Class A)).................................................. 2005     11.29       11.67        0.00

                                                                        2006     11.67       12.13        0.00

                                      3% AIR, .75% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------------------
                                                                            BEGINNING OF END OF YEAR   NUMBER OF
                                                                            YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------------------

ClearBridge Aggressive Growth Investment Division (Class A) (formerly
  Legg Mason ClearBridge Aggressive Growth Investment Division
  (Class A) and before that Legg Mason Value Equity Investment
  Division (Class A))................................................. 2006   $ 12.06      $ 12.75       0.00

                                                                       2007     12.75        11.58       0.00

                                                                       2008     11.58         5.08       0.00

                                                                       2009      5.08         6.75       0.00

                                                                       2010      6.75         7.02       0.00

                                                                       2011      7.02         7.41       0.00

ClearBridge Aggressive Growth Investment Division (formerly
  ClearBridge Aggressive Growth II Investment Division (Class A) and
  before that Janus Forty Investment Division (Class A))
  (4/28/2008)......................................................... 2008    326.24       176.01       0.00

                                                                       2009    176.01       242.90       0.00

                                                                       2010    242.90       256.73       0.00

                                                                       2011    256.73       229.30       0.00

                                                                       2012    229.30       271.37       0.00

                                                                       2013    271.37       337.64       0.00

                                                                       2014    337.64       349.30       0.00

ClearBridge Aggressive Growth Investment Division (formerly Legg
  Mason ClearBridge Aggressive Growth Investment Division
  (Class A)).......................................................... 2005     10.85        11.90       0.00

                                                                       2006     11.90        11.29       0.00

                                                                       2007     11.29        11.16       0.00

                                                                       2008     11.16         6.56       0.00

                                                                       2009      6.56         8.44       0.00

                                                                       2010      8.44        10.09       0.00

                                                                       2011     10.09        10.07       0.00

                                                                       2012     10.07        11.53       0.00

                                                                       2013     11.53        16.21       0.00

                                                                       2014     16.21        18.61       0.00

                                     3% AIR, .75% SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------------------------------------------------
                                                                         BEGINNING OF END OF YEAR   NUMBER OF
                                                                         YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                                 YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
---------------------------------------------------------------------------------------------------------------

Frontier Mid Cap Growth Investment Division (Class A).............. 2005    $11.17      $11.92        0.00

                                                                    2006     11.92       12.26        0.00

                                                                    2007     12.26       14.24        0.00

                                                                    2008     14.24        7.44        0.00

                                                                    2009      7.44       10.72        0.00

                                                                    2010     10.72       11.91        0.00

                                                                    2011     11.91       11.14        0.00

                                                                    2012     11.14       11.91        0.00

                                                                    2013     11.91       15.24        0.00

                                                                    2014     15.24       16.32        0.00

Harris Oakmark International Investment Division (Class A)......... 2005     11.48       12.67        0.00

                                                                    2006     12.67       15.77        0.00

                                                                    2007     15.77       15.07        0.00

                                                                    2008     15.07        8.60        0.00

                                                                    2009      8.60       12.89        0.00

                                                                    2010     12.89       14.49        0.00

                                                                    2011     14.49       12.01        0.00

                                                                    2012     12.01       14.99        0.00

                                                                    2013     14.99       18.89        0.00

                                                                    2014     18.89       17.20        0.00

Invesco Mid Cap Value Investment Division (Class A) (formerly Lord
  Abbett Mid Cap Value Investment Division (Class A)).............. 2005     12.57       13.60        0.00

                                                                    2006     13.60       14.61        0.00

                                                                    2007     14.61       14.56        0.00

                                                                    2008     14.56        7.38        0.00

                                                                    2009      7.38       10.54        0.00

                                                                    2010     10.54       12.83        0.00

                                                                    2011     12.83       11.57        0.00

                                                                    2012     11.57       12.71        0.00

                                     3% AIR, .75% SEPARATE ACCOUNT CHARGE
----------------------------------------------------------------------------------------------------------------
                                                                          BEGINNING OF END OF YEAR   NUMBER OF
                                                                          YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                                  YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
----------------------------------------------------------------------------------------------------------------

Invesco Mid Cap Value Investment Division (formerly Lord Abbett Mid
  Cap Value Investment Division (Class A)).......................... 2012    $12.65      $12.82        0.00

                                                                     2013     12.82       16.14        0.00

                                                                     2014     16.14       17.10        0.00

Invesco Small Cap Growth Investment Division (Class A).............. 2005     10.65       11.15        0.00

                                                                     2006     11.15       12.24        0.00

                                                                     2007     12.24       13.14        0.00

                                                                     2008     13.14        7.77        0.00

                                                                     2009      7.77       10.05        0.00

                                                                     2010     10.05       12.25        0.00

                                                                     2011     12.25       11.71        0.00

                                                                     2012     11.71       13.37        0.00

                                                                     2013     13.37       18.11        0.00

                                                                     2014     18.11       18.88        0.00

Jennison Growth Investment Division (Class A)....................... 2005      9.45       11.21        0.00

                                                                     2006     11.21       11.10        0.00

                                                                     2007     11.10       11.94        0.00

                                                                     2008     11.94        7.31        0.00

                                                                     2009      7.31        9.87        0.00

                                                                     2010      9.87       10.61        0.00

                                                                     2011     10.61       10.28        0.00

                                                                     2012     10.28       11.47        0.00

                                                                     2013     11.47       15.14        0.00

                                                                     2014     15.14       15.92        0.00

Jennison Growth Investment Division (Class A) (formerly Met/Putnam
  Voyager Investment Division (Class A))............................ 2005     10.32        9.34        0.00

                                      3% AIR, .75% SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------------------------------------------------------
                                                                           BEGINNING OF END OF YEAR   NUMBER OF
                                                                           YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                                   YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
-----------------------------------------------------------------------------------------------------------------

Jennison Growth Investment Division (Class A) (formerly Oppenheimer
  Capital Appreciation Investment Division (Class A)) (5/1/2005)..... 2005    $ 8.25      $ 8.84        0.00

                                                                      2006      8.84        9.19        0.00

                                                                      2007      9.19       10.13        0.00

                                                                      2008     10.13        5.29        0.00

                                                                      2009      5.29        7.34        0.00

                                                                      2010      7.34        7.76        0.00

                                                                      2011      7.76        7.41        0.00

                                                                      2012      7.41        8.27        0.00

Loomis Sayles Global Markets Investment Division (Class B)
  (4/29/2013)........................................................ 2013      1.16        1.25        0.00

                                                                      2014      1.25        1.25        0.00

Loomis Sayles Global Markets Investment Division (Class B) (formerly
  Met/Franklin Income Investment Division (Class B))
  (4/28/2008)........................................................ 2008      0.99        0.78        0.00

                                                                      2009      0.78        0.96        0.00

                                                                      2010      0.96        1.04        0.00

                                                                      2011      1.04        1.02        0.00

                                                                      2012      1.02        1.11        0.00

                                                                      2013      1.11        1.15        0.00

Loomis Sayles Small Cap Core Investment Division (Class A)........... 2005     11.42       11.78        0.00

                                                                      2006     11.78       13.24        0.00

                                                                      2007     13.24       14.28        0.00

                                                                      2008     14.28        8.82        0.00

                                                                      2009      8.82       11.07        0.00

                                                                      2010     11.07       13.60        0.00

                                                                      2011     13.60       13.19        0.00

                                                                      2012     13.19       14.56        0.00

                                                                      2013     14.56       19.78        0.00

                                                                      2014     19.78       19.78        0.00

                                  3% AIR, .75% SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------------------------------------------
                                                                   BEGINNING OF END OF YEAR   NUMBER OF
                                                                   YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                           YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
---------------------------------------------------------------------------------------------------------

Loomis Sayles Small Cap Growth Investment Division (Class A). 2005    $11.18      $11.28        0.00

                                                              2006     11.28       11.96        0.00

                                                              2007     11.96       12.04        0.00

                                                              2008     12.04        6.82        0.00

                                                              2009      6.82        8.55        0.00

                                                              2010      8.55       10.85        0.00

                                                              2011     10.85       10.77        0.00

                                                              2012     10.77       11.53        0.00

                                                              2013     11.53       16.53        0.00

                                                              2014     16.53       16.12        0.00

Lord Abbett Bond Debenture Investment Division (Class A)..... 2005     10.74       10.54        0.00

                                                              2006     10.54       11.10        0.00

                                                              2007     11.10       11.43        0.00

                                                              2008     11.43        8.99        0.00

                                                              2009      8.99       11.88        0.00

                                                              2010     11.88       12.95        0.00

                                                              2011     12.95       13.09        0.00

                                                              2012     13.09       14.27        0.00

                                                              2013     14.27       14.88        0.00

                                                              2014     14.88       15.07        0.00

Met/Artisan Mid Cap Value Investment Division (Class A)...... 2005     11.44       12.13        0.00

                                                              2006     12.13       13.15        0.00

                                                              2007     13.15       11.80        0.00

                                                              2008     11.80        6.14        0.00

                                                              2009      6.14        8.37        0.00

                                                              2010      8.37        9.28        0.00

                                                              2011      9.28        9.55        0.00

                                                              2012      9.55       10.29        0.00

                                                              2013     10.29       13.58        0.00

                                                              2014     13.58       13.34        0.00

                                     3% AIR, .75% SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------------------------------------------------
                                                                         BEGINNING OF END OF YEAR   NUMBER OF
                                                                         YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                                 YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
---------------------------------------------------------------------------------------------------------------

MetLife Asset Allocation 100 Investment Division (formerly MetLife
  Aggressive Strategy Investment Division (Class A))............... 2011    $10.76      $ 9.09        0.00

                                                                    2012      9.09       10.25        0.00

                                                                    2013     10.25       12.82        0.00

                                                                    2014     12.82       13.00        0.00

MetLife Asset Allocation 100 Investment Division (formerly MetLife
  Aggressive Strategy Investment Division and before that MetLife
  Aggressive Allocation Investment Division (Class A)) (5/1/2005).. 2005      9.99       10.99        0.00

                                                                    2006     10.99       12.29        0.00

                                                                    2007     12.29       12.26        0.00

                                                                    2008     12.26        7.05        0.00

                                                                    2009      7.05        8.96        0.00

                                                                    2010      8.96       10.01        0.00

                                                                    2011     10.01       10.78        0.00

MetLife Asset Allocation 20 Investment Division (formerly MetLife
  Conservative Allocation Investment Division (Class A))
  (5/1/2005)....................................................... 2005      9.99       10.15        0.00

                                                                    2006     10.15       10.53        0.00

                                                                    2007     10.53       10.72        0.00

                                                                    2008     10.72        8.87        0.00

                                                                    2009      8.87       10.33        0.00

                                                                    2010     10.33       10.98        0.00

                                                                    2011     10.98       10.95        0.00

                                                                    2012     10.95       11.55        0.00

                                                                    2013     11.55       11.63        0.00

                                                                    2014     11.63       11.74        0.00

                                      3% AIR, .75% SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------------------------------------------------------
                                                                           BEGINNING OF END OF YEAR   NUMBER OF
                                                                           YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                                   YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
-----------------------------------------------------------------------------------------------------------------

MetLife Asset Allocation 40 Investment Division (formerly MetLife
  Conservative to Moderate Allocation Investment Division (Class A))
  (5/1/2005)......................................................... 2005    $ 9.99      $10.38        0.00

                                                                      2006     10.38       11.00        0.00

                                                                      2007     11.00       11.13        0.00

                                                                      2008     11.13        8.43        0.00

                                                                      2009      8.43       10.07        0.00

                                                                      2010     10.07       10.85        0.00

                                                                      2011     10.85       10.59        0.00

                                                                      2012     10.59       11.40        0.00

                                                                      2013     11.40       12.22        0.00

                                                                      2014     12.22       12.38        0.00

MetLife Asset Allocation 60 Investment Division (formerly MetLife
  Moderate Allocation Investment Division (Class A)) (5/1/2005)...... 2005      9.99       10.59        0.00

                                                                      2006     10.59       11.45        0.00

                                                                      2007     11.45       11.54        0.00

                                                                      2008     11.54        7.95        0.00

                                                                      2009      7.95        9.72        0.00

                                                                      2010      9.72       10.63        0.00

                                                                      2011     10.63       10.13        0.00

                                                                      2012     10.13       11.08        0.00

                                                                      2013     11.08       12.63        0.00

                                                                      2014     12.63       12.81        0.00

MetLife Asset Allocation 80 Investment Division (Class A) (formerly
  MetLife Growth Strategy Investment Division (Class B))
  (4/29/2013)........................................................ 2013      1.03        1.16        0.00

                                                                      2014      1.16        1.14        0.00

                                      3% AIR, .75% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------------------
                                                                            BEGINNING OF END OF YEAR   NUMBER OF
                                                                            YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------------------

MetLife Asset Allocation 80 Investment Division (formerly MetLife
  Growth Strategy Investment Division (Class B) and before that Met/
  Franklin Templeton Founding Strategy Investment Division (Class B))
  (4/28/2008)......................................................... 2008    $ 0.99      $ 0.69        0.00

                                                                       2009      0.69        0.85        0.00

                                                                       2010      0.85        0.90        0.00

                                                                       2011      0.90        0.86        0.00

                                                                       2012      0.86        0.96        0.00

                                                                       2013      0.96        1.02        0.00

MetLife Asset Allocation 80 Investment Division (formerly MetLife
  Moderate to Aggressive Allocation Investment Division (Class A))
  (5/1/2005).......................................................... 2005      9.99       10.82        0.00

                                                                       2006     10.82       11.94        0.00

                                                                       2007     11.94       11.98        0.00

                                                                       2008     11.98        7.51        0.00

                                                                       2009      7.51        9.36        0.00

                                                                       2010      9.36       10.37        0.00

                                                                       2011     10.37        9.63        0.00

                                                                       2012      9.63       10.75        0.00

                                                                       2013     10.75       12.90        0.00

                                                                       2014     12.90       13.12        0.00

MetLife Mid Cap Stock Index Investment Division (Class A)............. 2005     11.68       12.64        0.00

                                                                       2006     12.64       13.41        0.00

                                                                       2007     13.41       13.92        0.00

                                                                       2008     13.92        8.56        0.00

                                                                       2009      8.56       11.30        0.00

                                                                       2010     11.30       13.76        0.00

                                                                       2011     13.76       13.01        0.00

                                                                       2012     13.01       14.74        0.00

                                                                       2013     14.74       18.91        0.00

                                                                       2014     18.91       19.95        0.00

                                 3% AIR, .75% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------
                                                                  BEGINNING OF END OF YEAR   NUMBER OF
                                                                  YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                          YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------

MetLife Stock Index Investment Division (Class A)........... 2005    $11.23      $11.32        0.00

                                                             2006     11.32       12.60        0.00

                                                             2007     12.60       12.78        0.00

                                                             2008     12.78        7.74        0.00

                                                             2009      7.74        9.42        0.00

                                                             2010      9.42       10.42        0.00

                                                             2011     10.42       10.23        0.00

                                                             2012     10.23       11.41        0.00

                                                             2013     11.41       14.51        0.00

                                                             2014     14.51       15.86        0.00

MFS(R) Research International Investment Division (Class A). 2005     12.58       14.15        0.00

                                                             2006     14.15       17.31        0.00

                                                             2007     17.31       18.95        0.00

                                                             2008     18.95       10.54        0.00

                                                             2009     10.54       13.40        0.00

                                                             2010     13.40       14.42        0.00

                                                             2011     14.42       12.45        0.00

                                                             2012     12.45       14.03        0.00

                                                             2013     14.03       16.17        0.00

                                                             2014     16.17       14.53        0.00

MFS(R) Total Return Investment Division (Class A)........... 2005     10.76       10.70        0.00

                                                             2006     10.70       11.57        0.00

                                                             2007     11.57       11.63        0.00

                                                             2008     11.63        8.72        0.00

                                                             2009      8.72        9.97        0.00

                                                             2010      9.97       10.58        0.00

                                                             2011     10.58       10.44        0.00

                                                             2012     10.44       11.22        0.00

                                                             2013     11.22       12.87        0.00

                                                             2014     12.87       13.48        0.00

                                      3% AIR, .75% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------------------
                                                                            BEGINNING OF END OF YEAR   NUMBER OF
                                                                            YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------------------

MFS(R) Value Investment Division (Class A)............................ 2005    $11.35      $10.79        0.00

                                                                       2006     10.79       12.28        0.00

                                                                       2007     12.28       11.38        0.00

                                                                       2008     11.38        7.30        0.00

                                                                       2009      7.30        8.50        0.00

                                                                       2010      8.50        9.12        0.00

                                                                       2011      9.12        8.87        0.00

                                                                       2012      8.87        9.97        0.00

                                                                       2013      9.97       13.04        0.00

                                                                       2014     13.04       13.92        0.00

MFS(R) Value Investment Division (Class A) (formerly FI Value Leaders
  Investment Division (Class A))...................................... 2005     11.22       11.97        0.00

                                                                       2006     11.97       12.91        0.00

                                                                       2007     12.91       12.96        0.00

                                                                       2008     12.96        7.62        0.00

                                                                       2009      7.62        8.95        0.00

                                                                       2010      8.95        9.88        0.00

                                                                       2011      9.88        8.94        0.00

                                                                       2012      8.94        9.97        0.00

                                                                       2013      9.97       10.91        0.00

MFS(R) Value Investment Division (Class A) (formerly Met/Franklin
  Mutual Shares Investment Division (Class B)) (4/28/2008)............ 2008      0.99        0.64        0.00

                                                                       2009      0.64        0.78        0.00

                                                                       2010      0.78        0.83        0.00

                                                                       2011      0.83        0.80        0.00

                                                                       2012      0.80        0.87        0.00

                                                                       2013      0.87        0.95        0.00

Morgan Stanley Mid Cap Growth Investment Division (Class A)........... 2010      8.11        9.29        0.00

                                                                       2011      9.29        8.36        0.00

                                                                       2012      8.36        8.82        0.00

                                                                       2013      8.82       11.84        0.00

                                                                       2014     11.84       11.56        0.00

                                      3% AIR, .75% SEPARATE ACCOUNT CHARGE
------------------------------------------------------------------------------------------------------------------
                                                                            BEGINNING OF END OF YEAR   NUMBER OF
                                                                            YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
------------------------------------------------------------------------------------------------------------------

Morgan Stanley Mid Cap Growth Investment Division (Class A) (formerly
  FI Mid Cap Opportunities Investment Division (Class A))............. 2005    $11.60      $11.95        0.00

                                                                       2006     11.95       12.88        0.00

                                                                       2007     12.88       13.45        0.00

                                                                       2008     13.45        5.79        0.00

                                                                       2009      5.79        7.47        0.00

                                                                       2010      7.47        8.03        0.00

MSCI EAFE(R) Index Investment Division (Class A)...................... 2005     12.60       13.75        0.00

                                                                       2006     13.75       16.66        0.00

                                                                       2007     16.66       17.79        0.00

                                                                       2008     17.79        9.92        0.00

                                                                       2009      9.92       12.31        0.00

                                                                       2010     12.31       12.83        0.00

                                                                       2011     12.83       10.82        0.00

                                                                       2012     10.82       12.34        0.00

                                                                       2013     12.34       14.49        0.00

                                                                       2014     14.49       13.12        0.00

Neuberger Berman Genesis Investment Division (Class A)................ 2005     12.13       12.17        0.00

                                                                       2006     12.17       13.70        0.00

                                                                       2007     13.70       12.74        0.00

                                                                       2008     12.74        7.56        0.00

                                                                       2009      7.56        8.24        0.00

                                                                       2010      8.24        9.66        0.00

                                                                       2011      9.66        9.85        0.00

                                                                       2012      9.85       10.44        0.00

                                                                       2013     10.44       13.94        0.00

                                                                       2014     13.94       13.43        0.00

                                      3% AIR, .75% SEPARATE ACCOUNT CHARGE
-----------------------------------------------------------------------------------------------------------------
                                                                           BEGINNING OF END OF YEAR   NUMBER OF
                                                                           YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                                   YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
-----------------------------------------------------------------------------------------------------------------

Neuberger Berman Genesis Investment Division (Class A) (formerly MLA
  Mid Cap Investment Division (Class A))............................. 2005    $10.75      $11.23        0.00

                                                                      2006     11.23       12.43        0.00

                                                                      2007     12.43       11.68        0.00

                                                                      2008     11.68        6.96        0.00

                                                                      2009      6.96        9.20        0.00

                                                                      2010      9.20       10.93        0.00

                                                                      2011     10.93        9.99        0.00

                                                                      2012      9.99       10.16        0.00

                                                                      2013     10.16       10.94        0.00

Oppenheimer Global Equity Investment Division* (Class A)............. 2005     12.11       13.56        0.00

                                                                      2006     13.56       15.24        0.00

                                                                      2007     15.24       15.64        0.00

                                                                      2008     15.64        8.98        0.00

                                                                      2009      8.98       12.15        0.00

                                                                      2010     12.15       13.61        0.00

                                                                      2011     13.61       12.03        0.00

                                                                      2012     12.03       14.09        0.00

                                                                      2013     14.09       17.30        0.00

                                                                      2014     17.30       17.07        0.00

Oppenheimer Global Equity Investment Division (Class A) (formerly
  Met/Templeton Growth Investment Division (Class B))
  (4/28/2008)........................................................ 2008      0.99        0.64        0.00

                                                                      2009      0.64        0.82        0.00

                                                                      2010      0.82        0.85        0.00

                                                                      2011      0.85        0.76        0.00

                                                                      2012      0.76        0.90        0.00

                                                                      2013      0.90        0.95        0.00

                                  3% AIR, .75% SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------------------------------------------
                                                                   BEGINNING OF END OF YEAR   NUMBER OF
                                                                   YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                           YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
---------------------------------------------------------------------------------------------------------

PIMCO Inflation Protected Bond Investment Division (Class A)
  (5/1/2006)................................................. 2006    $11.29      $11.24        0.00

                                                              2007     11.24       12.03        0.00

                                                              2008     12.03       10.82        0.00

                                                              2009     10.82       12.34        0.00

                                                              2010     12.34       12.85        0.00

                                                              2011     12.85       13.80        0.00

                                                              2012     13.80       14.54        0.00

                                                              2013     14.54       12.75        0.00

                                                              2014     12.75       12.68        0.00

PIMCO Total Return Investment Division (Class A)............. 2005     10.21       10.09        0.00

                                                              2006     10.09       10.19        0.00

                                                              2007     10.19       10.59        0.00

                                                              2008     10.59       10.26        0.00

                                                              2009     10.26       11.71        0.00

                                                              2010     11.71       12.24        0.00

                                                              2011     12.24       12.19        0.00

                                                              2012     12.19       12.87        0.00

                                                              2013     12.87       12.19        0.00

                                                              2014     12.19       12.28        0.00

Russell 2000(R) Index Investment Division (Class A).......... 2005     11.90       11.98        0.00

                                                              2006     11.98       13.63        0.00

                                                              2007     13.63       12.93        0.00

                                                              2008     12.93        8.28        0.00

                                                              2009      8.28       10.06        0.00

                                                              2010     10.06       12.30        0.00

                                                              2011     12.30       11.37        0.00

                                                              2012     11.37       12.75        0.00

                                                              2013     12.75       17.02        0.00

                                                              2014     17.02       17.23        0.00

                                  3% AIR, .75% SEPARATE ACCOUNT CHARGE
---------------------------------------------------------------------------------------------------------
                                                                   BEGINNING OF END OF YEAR   NUMBER OF
                                                                   YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                           YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
---------------------------------------------------------------------------------------------------------

SSgA Growth and Income ETF Investment Division (Class A)
  (5/1/2006)................................................. 2006    $10.56      $11.06        0.00

                                                              2007     11.06       11.27        0.00

                                                              2008     11.27        8.16        0.00

                                                              2009      8.16        9.82        0.00

                                                              2010      9.82       10.66        0.00

                                                              2011     10.66       10.40        0.00

                                                              2012     10.40       11.34        0.00

                                                              2013     11.34       12.37        0.00

                                                              2014     12.37       12.65        0.00

SSgA Growth ETF Investment Division (Class A) (5/1/2006)..... 2006     10.76       11.31        0.00

                                                              2007     11.31       11.55        0.00

                                                              2008     11.55        7.47        0.00

                                                              2009      7.47        9.32        0.00

                                                              2010      9.32       10.28        0.00

                                                              2011     10.28        9.72        0.00

                                                              2012      9.72       10.80        0.00

                                                              2013     10.80       12.32        0.00

                                                              2014     12.32       12.54        0.00

T. Rowe Price Large Cap Growth Investment Division (Class A). 2005     11.21       11.51        0.00

                                                              2006     11.51       12.56        0.00

                                                              2007     12.56       13.24        0.00

                                                              2008     13.24        7.41        0.00

                                                              2009      7.41       10.25        0.00

                                                              2010     10.25       11.56        0.00

                                                              2011     11.56       11.01        0.00

                                                              2012     11.01       12.63        0.00

                                                              2013     12.63       16.93        0.00

                                                              2014     16.93       17.80        0.00

                                       3% AIR, .75% SEPARATE ACCOUNT CHARGE
-------------------------------------------------------------------------------------------------------------------
                                                                             BEGINNING OF END OF YEAR   NUMBER OF
                                                                             YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                                     YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
-------------------------------------------------------------------------------------------------------------------

T. Rowe Price Large Cap Growth Investment Division (Class A) (formerly
  RCM Technology Investment Division (Class A))........................ 2005    $ 9.24      $ 9.91        0.00

                                                                        2006      9.91       10.08        0.00

                                                                        2007     10.08       12.79        0.00

                                                                        2008     12.79        6.87        0.00

                                                                        2009      6.87       10.53        0.00

                                                                        2010     10.53       13.02        0.00

                                                                        2011     13.02       11.32        0.00

                                                                        2012     11.32       12.26        0.00

                                                                        2013     12.26       12.74        0.00

T. Rowe Price Mid Cap Growth Investment Division (Class A)............. 2005     11.79       13.05        0.00

                                                                        2006     13.05       13.40        0.00

                                                                        2007     13.40       15.22        0.00

                                                                        2008     15.22        8.85        0.00

                                                                        2009      8.85       12.44        0.00

                                                                        2010     12.44       15.36        0.00

                                                                        2011     15.36       14.60        0.00

                                                                        2012     14.60       16.02        0.00

                                                                        2013     16.02       21.15        0.00

                                                                        2014     21.15       23.04        0.00

T. Rowe Price Small Cap Growth Investment Division (Class A)........... 2005     10.99       11.76        0.00

                                                                        2006     11.76       11.77        0.00

                                                                        2007     11.77       12.46        0.00

                                                                        2008     12.46        7.66        0.00

                                                                        2009      7.66       10.26        0.00

                                                                        2010     10.26       13.34        0.00

                                                                        2011     13.34       13.08        0.00

                                                                        2012     13.08       14.64        0.00

                                                                        2013     14.64       20.40        0.00

                                                                        2014     20.40       21.02        0.00

                                    3% AIR, .75% SEPARATE ACCOUNT CHARGE
-------------------------------------------------------------------------------------------------------------
                                                                       BEGINNING OF END OF YEAR   NUMBER OF
                                                                       YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                               YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
-------------------------------------------------------------------------------------------------------------

Western Asset Management Strategic Bond Opportunities Investment
  Division (Class A)............................................. 2005    $10.43      $10.33        0.00

                                                                  2006     10.33       10.46        0.00

                                                                  2007     10.46       10.49        0.00

                                                                  2008     10.49        8.59        0.00

                                                                  2009      8.59       10.94        0.00

                                                                  2010     10.94       11.89        0.00

                                                                  2011     11.89       12.16        0.00

                                                                  2012     12.16       13.06        0.00

                                                                  2013     13.06       12.72        0.00

                                                                  2014     12.72       12.93        0.00

Western Asset Management U.S. Government Investment Division
  (Class A)...................................................... 2005      9.96        9.76        0.00

                                                                  2006      9.76        9.80        0.00

                                                                  2007      9.80        9.85        0.00

                                                                  2008      9.85        9.46        0.00

                                                                  2009      9.46        9.51        0.00

                                                                  2010      9.51        9.70        0.00

                                                                  2011      9.70        9.86        0.00

                                                                  2012      9.86        9.82        0.00

                                                                  2013      9.82        9.39        0.00

                                                                  2014      9.39        9.30        0.00

WMC Balanced Investment Division (formerly BlackRock Diversified
  Investment Division (Class A))................................. 2005     10.81       10.73        0.00

                                                                  2006     10.73       11.43        0.00

                                                                  2007     11.43       11.67        0.00

                                                                  2008     11.67        8.45        0.00

                                                                  2009      8.45        9.55        0.00

                                                                  2010      9.55       10.10        0.00

                                                                  2011     10.10       10.10        0.00

                                                                  2012     10.10       10.94        0.00

                                                                  2013     10.94       12.71        0.00

                                                                  2014     12.71       13.54        0.00

                                    3% AIR, .75% SEPARATE ACCOUNT CHARGE
--------------------------------------------------------------------------------------------------------------
                                                                        BEGINNING OF END OF YEAR   NUMBER OF
                                                                        YEAR ANNUITY   ANNUITY   ANNUITY UNITS
INVESTMENT DIVISION                                                YEAR  UNIT VALUE  UNIT VALUE   END OF YEAR
--------------------------------------------------------------------------------------------------------------

WMC Core Equity Opportunities Investment Division (formerly Davis
  Venture Value Investment Division (Class A)).................... 2005    $11.54      $12.27        0.00

                                                                   2006     12.27       13.55        0.00

                                                                   2007     13.55       13.65        0.00

                                                                   2008     13.65        7.98        0.00

                                                                   2009      7.98       10.15        0.00

                                                                   2010     10.15       10.95        0.00

                                                                   2011     10.95       10.13        0.00

                                                                   2012     10.13       11.01        0.00

                                                                   2013     11.01       14.19        0.00

                                                                   2014     14.19       15.13        0.00

WMC Large Cap Research Investment Division (formerly BlackRock
  Large Cap Core Investment Division (Class A) and before that
  BlackRock Large Cap Investment Division (Class A)).............. 2005     11.21       11.19        0.00

                                                                   2006     11.19       12.30        0.00

                                                                   2007     12.30       12.82        0.00

WMC Large Cap Research Investment Division* (formerly BlackRock
  Large Cap Core Investment Division (Class A))................... 2007     12.71       12.64        0.00

                                                                   2008     12.64        7.66        0.00

                                                                   2009      7.66        8.81        0.00

                                                                   2010      8.81        9.57        0.00

                                                                   2011      9.57        9.28        0.00

                                                                   2012      9.28       10.16        0.00

                                                                   2013     10.16       13.18        0.00

                                                                   2014     13.18       14.46        0.00

-----------
NOTES:

  THE ASSETS OF THE METLIFE GROWTH STRATEGY INVESTMENT DIVISION OF THE MET INVESTORS FUND MERGED INTO THE METLIFE ASSET ALLOCATION 80 INVESTMENT DIVISION OF THE METROPOLITAN FUND ON APRIL 28, 2014. ACCUMULATION UNIT VALUES PRIOR TO APRIL 28, 2014 ARE THOSE OF THE METLIFE GROWTH STRATEGY INVESTMENT DIVISION.

  THE ASSETS OF THE FI VALUE LEADERS INVESTMENT DIVISION OF THE METROPOLITAN FUND WERE MERGED INTO MFS(R) VALUE INVESTMENT DIVISION OF THE METROPOLITAN FUND ON APRIL 29, 2013. ACCUMULATION UNIT VALUES PRIOR TO APRIL 29, 2013 ARE THOSE OF THE FI VALUE LEADERS INVESTMENT DIVISION.

  THE ASSETS OF THE MET/FRANKLIN INCOME INVESTMENT DIVISION OF THE MET INVESTORS FUND WERE MERGED INTO LOOMIS SAYLES GLOBAL MARKETS INVESTMENT DIVISION OF THE MET INVESTORS FUND ON APRIL 29, 2013. ACCUMULATION UNIT VALUES PRIOR TO APRIL 29, 2013 ARE THOSE OF THE MET/FRANKLIN INCOME INVESTMENT DIVISION.

  THE ASSETS OF THE MET/FRANKLIN MUTUAL SHARES INVESTMENT DIVISION (CLASS B) OF THE MET INVESTORS FUND WERE MERGED INTO MFS(R) VALUE INVESTMENT DIVISION (CLASS A) OF THE METROPOLITAN FUND ON APRIL 29, 2013. ACCUMULATION UNIT VALUES PRIOR TO APRIL 29, 2013 ARE THOSE OF THE MET/FRANKLIN MUTUAL SHARES INVESTMENT DIVISION.

  THE ASSETS OF THE MET/FRANKLIN TEMPLETON FOUNDING STRATEGY INVESTMENT DIVISION OF THE MET INVESTORS FUND WERE MERGED INTO METLIFE GROWTH STRATEGY INVESTMENT DIVISION OF THE MET INVESTORS FUND ON APRIL 29, 2013. ACCUMULATION UNIT VALUES PRIOR TO APRIL 29, 2013 ARE THOSE OF THE MET/FRANKLIN TEMPLETON FOUNDING STRATEGY INVESTMENT DIVISION.

  THE ASSETS OF THE MLA MID CAP INVESTMENT DIVISION OF THE MET INVESTORS FUND WERE MERGED INTO NEUBERGER BERMAN GENESIS INVESTMENT DIVISION OF THE METROPOLITAN FUND ON APRIL 29, 2013. ACCUMULATION UNIT VALUES PRIOR TO APRIL 29, 2013 ARE THOSE OF THE MLA MID CAP INVESTMENT DIVISION.

  THE ASSETS OF THE RCM TECHNOLOGY INVESTMENT DIVISION OF THE MET INVESTORS FUND WERE MERGED INTO T. ROWE PRICE LARGE CAP GROWTH INVESTMENT DIVISION OF THE METROPOLITAN FUND ON APRIL 29, 2013. ACCUMULATION UNIT VALUES PRIOR TO APRIL 29, 2013 ARE THOSE OF THE RCM TECHNOLOGY INVESTMENT DIVISION.

  THE ASSETS OF THE MET/TEMPLETON GROWTH INVESTMENT DIVISION (CLASS B) OF THE MET INVESTORS FUND WERE MERGED INTO OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION (CLASS A) OF THE MET INVESTORS FUND ON APRIL 29, 2013. ACCUMULATION UNIT VALUES PRIOR TO APRIL 29, 2013 ARE THOSE OF THE MET/TEMPLETON GROWTH INVESTMENT DIVISION.

  THE ASSETS OF THE OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION OF THE METROPOLITAN FUND WERE MERGED INTO OPPENHEIMER GLOBAL EQUITY INVESTMENT DIVISION OF THE MET INVESTORS TRUST ON APRIL 29, 2013. ACCUMULATION UNIT VALUES PRIOR TO APRIL 29, 2013 ARE THOSE OF THE OPPENHEIMER GLOBAL EQUITY PORTFOLIO OF THE METROPOLITAN FUND.

  THE ASSETS OF THE OPPENHEIMER CAPITAL APPRECIATION INVESTMENT DIVISION OF THE MET INVESTORS FUND WERE MERGED INTO THE JENNISON GROWTH INVESTMENT DIVISION OF THE METROPOLITAN FUND ON APRIL 30, 2012. ANNUITY UNIT VALUES PRIOR TO APRIL 30, 2012 ARE THOSE OF THE OPPENHEIMER CAPITAL APPRECIATION INVESTMENT DIVISION.

  THE ASSETS OF THE LORD ABBETT MID CAP VALUE INVESTMENT DIVISION (FORMERLY THE NEUBERGER BERMAN MID CAP VALUE DIVISION) OF THE METROPOLITAN FUND WERE MERGED INTO THE LORD ABBETT MID CAP VALUE INVESTMENT DIVISION OF THE MET INVESTORS FUND ON APRIL 30, 2012. ANNUITY UNIT VALUES PRIOR TO APRIL 30, 2012 ARE THOSE OF THE LORD ABBETT MID CAP VALUE INVESTMENT DIVISION OF THE METROPOLITAN FUND.

  THE ASSETS OF LEGG MASON VALUE EQUITY INVESTMENT DIVISION OF THE MET INVESTORS FUND WERE MERGED INTO THE LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH INVESTMENT DIVISION OF THE MET INVESTORS FUND ON MAY 2, 2011. ANNUITY UNIT VALUES PRIOR TO MAY 2, 2011 ARE THOSE OF THE LEGG MASON VALUE EQUITY INVESTMENT DIVISION.

  THE ASSETS OF METLIFE AGGRESSIVE ALLOCATION INVESTMENT DIVISION OF THE METROPOLITAN FUND WERE MERGED INTO THE METLIFE AGGRESSIVE STRATEGY INVESTMENT DIVISION OF THE MET INVESTORS FUND ON MAY 2, 2011. ANNUITY UNIT VALUES PRIOR TO MAY 2, 2011 ARE THOSE OF THE METLIFE AGGRESSIVE INVESTMENT DIVISION.

  THE ASSETS OF F1 MID CAP OPPORTUNITIES INVESTMENT DIVISION OF THE METROPOLITAN FUND WERE MERGED INTO THE MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION OF THE MET INVESTOR FUND ON MAY 3, 2010. ANNUITY UNIT VALUES PRIOR TO MAY 3, 2010 ARE THOSE OF F1 MID CAP OPPORTUNITIES INVESTMENT DIVISION.

  THE ASSETS OF F1 LARGE CAP INVESTMENT DIVISION OF THE METROPOLITAN FUND WERE MERGED INTO THE BLACKROCK LEGACY LARGE CAP GROWTH INVESTMENT DIVISION OF THE METROPOLITAN FUND ON MAY 1, 2009. ANNUITY UNIT VALUES PRIOR TO MAY 1, 2009 ARE THOSE OF THE F1 LARGE CAP INVESTMENT DIVISION.

  THE ASSETS OF BLACKROCK LARGE CAP INVESTMENT DIVISION OF THE METROPOLITAN FUND WERE MERGED INTO THE BLACKROCK LARGE CAP CORE INVESTMENT DIVISION OF THE MET INVESTORS FUND ON APRIL 30, 2007. ANNUITY UNIT VALUES PRIOR TO APRIL 30, 2007 ARE THOSE OF THE BLACKROCK LARGE CAP INVESTMENT DIVISION.

  THE ASSETS OF THE MFS(R) INVESTORS TRUST INVESTMENT DIVISION OF THE METROPOLITAN FUND WERE MERGED INTO THE LEGG MASON VALUE EQUITY INVESTMENT DIVISION OF THE MET INVESTORS FUND PRIOR TO THE OPENING OF BUSINESS ON MAY 1, 2006. ANNUITY UNIT VALUES PRIOR TO MAY 1, 2006 ARE THOSE OF MFS(R) INVESTORS TRUST INVESTMENT DIVISION.

  THE ASSETS OF THE MET/PUTNAM VOYAGER INVESTMENT DIVISION OF THE METROPOLITAN FUND MERGED INTO THE JENNISON GROWTH INVESTMENT DIVISION OF THE METROPOLITAN FUND PRIOR TO THE OPENING OF BUSINESS ON MAY 2, 2005. THE MET/PUTNAM VOYAGER INVESTMENT DIVISION IS NO LONGER AVAILABLE.

* WE ARE WAIVING A PORTION OF THE SEPARATE ACCOUNT CHARGE FOR THE INVESTMENT DIVISION INVESTING IN THE WMC LARGE CAP RESEARCH PORTFOLIO (FORMERLY, BLACKROCK LARGE CAP CORE PORTFOLIO) AND THE OPPENHEIMER GLOBAL EQUITY PORTFOLIO.

APPENDIX C

PORTFOLIO LEGAL AND MARKETING NAMES

SERIES FUND/TRUST                    LEGAL NAME OF PORTFOLIO SERIES                   MARKETING NAME
----------------------------------- --------------------------------- ------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R)             Bond Fund                         American Funds Bond Fund

AMERICAN FUNDS INSURANCE SERIES(R)  Global Small Capitalization Fund  American Funds Global Small Capitalization Fund

AMERICAN FUNDS INSURANCE SERIES(R)         Growth-Income Fund                American Funds Growth-Income Fund

AMERICAN FUNDS INSURANCE SERIES(R)            Growth Fund                       American Funds Growth Fund

                          REQUEST FOR A STATEMENT OF
                   ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If You would like any of the following Statements of Additional Information, or have changed Your address, please check the appropriate box below and return to the address below.

..  Metropolitan Life Separate Account E

..  Metropolitan Series Fund

..  Met Investors Series Trust

..  American Funds Insurance Series(R)

..  I have changed my address. My current address is:

_________________  Name _______________________________________________________
(Contract Number)

                   Address ____________________________________________________

_________________         _____________________________________________________
   (Signature)                                                              zip

Metropolitan Life Insurance Company
MetLife Life & Income Funding Solutions
Attn: MetLife Personal IncomePlus(R)
P.O. Box 14660
Lexington, KY 40512-4660